[LOGO] STATE STREET RESEARCH


Mid-Cap Growth Fund
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                         Semiannual Report to Shareholders
                         March 31, 2002

In This Report   Investment Update

                                    [GRAPHIC]

                         plus
                            A Review of Fund Performance,
                            Key Facts and Financial Statements

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   Contents

2  6 Month Review
   A look at the fund and its market
   environment over the past 6 months

4  The Fund in Detail
   Portfolio holdings, financials and notes

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From the Chairman
Opportunity Knocks

as the U.S. emerges from the first significant economic downturn in a decade. The U.S. stock market has made up some of the ground it lost as a result of the events of September 11, and the U.S. bond markets have been the wise investor's cushion against volatility. Now, all eyes are on American business and its prospects for an upturn in profitability as the year progresses. Better earnings and fewer disappointments have already been reported from many leading companies.

[PHOTO]
Richard S. Davis

While it is not clear where the winners will come from in this new economic cycle, history has taught us to look to the companies and market sectors that are attractively priced and positioned to grow. As always, our fundamental research is focused on finding those opportunities for State Street Research funds.

Sincerely,

/s/ Richard S. Davis

Richard S. Davis
Chairman
March 31, 2002

[GRAPHIC]
6 Month Review

                            How State Street Research
                          Mid-Cap Growth Fund Performed

State Street Research Mid-Cap Growth Fund returned 11.90% for the six-month period ending March 31,2002.(1) That was less than both the Russell Midcap(R) Growth Index, which returned 24.82% over the same period,and the Lipper Mid-Cap Growth Funds Average, which was 17.66% for the period.(2, 3)

Reasons for the Fund's Performance

Although investor confidence strengthened during the fourth quarter of 2001, accounting issues, ongoing hostilities in the Middle East, the outlook for higher interest rates and rising oil prices continued to weigh investor confidence down.As a result,investors favored value-oriented cyclicals and basic materials companies over growth stocks, and our decision to add higher-growth, higher-volatility stocks back into the portfolio was not rewarded. Investors also rejected some traditional safe havens, such as healthcare, because of limited upside potential for earnings growth.

The fund's performance was hurt most by our investments in the producer durables, technology and healthcare sectors. Our underexposure to technology stocks hurt performance at the end of the calendar year, when these stocks rebounded strongly. Our emphasis on healthcare stocks hurt the fund in the first quarter of 2002 as investors looked for opportunities more closely leveraged to the recovering economy. The fund's investments in consumer-oriented stocks helped performance, as consumer spending remained strong.

Looking Ahead

We believe a stronger economy and rising profits are likely to continue to benefit cyclical companies. As a result, we have focused on cyclical stocks with growth potential, especially in the basic materials and technology sectors. And, we have trimmed areas that are not tied to economic recovery, such as healthcare and consumer staples. |_|

Class A Shares(1)

     11.90% [UP ARROW]

"Going forward, we
have focused on
cyclical stocks with
growth potential,
especially in basic
materials and
technology sectors."

[PHOTO]
Catherine Dudley
Portfolio Manager,
State Street Research
Mid-Cap Growth Fund

Russell Midcap
Growth Index(2)

    24.82% [UP ARROW]

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.


2  State Street Research Mid-Cap Growth Fund

[GRAPHIC] The Fund at a Glance as of 3/31/02

State Street Research Mid-Cap Growth Fund: A stock fund with a growth approach to mid-cap investing.

Hits & Misses

[GRAPHIC]

Expedia

We invested in this online travel company because we believe the online segment of the market will continue to take share at an accelerating rate from traditional travel agencies. We continue to hold the stock because we believe the company is reasonably valued relative to its earnings potential.

[GRAPHIC]

Riverstone Networks

We originally invested in this provider of Internet infrastructure equipment to the telecommunications industry because we believed the company enjoyed a technological advantage over its competitors. However, continued pressure on the industry has resulted in delayed revenues and earnings disappointments. We sold the stock.

Total Net Assets: $467 million

--------------------------------------------------------------------------------

Top 10 Holdings
     Issuer/Security          % of fund assets

  1  Quest Diagnostics                    2.8%

  2  Investors Financial Services         2.7%

  3  Expedia                              2.5%

  4  Pepsi Bottling Group                 2.3%

  5  Express Scripts                      2.1%

  6  Kohl's                               2.1%

  7  Staples                              2.0%

  8  Lehman Brothers Holdings             1.9%

  9  Barr Laboratories                    1.9%

 10  Concord EFS                          1.8%

     Total                               22.1%

See page 7 for more detail.

Performance

Fund average annual total return as of 3/31/02(4, 6, 7, 8) (does not reflect sales charge)

Share Class                 1 Year         5 Years         10 Years
--------------------------------------------------------------------------------
Class A                    -10.19%           2.25%           7.99%
--------------------------------------------------------------------------------
Class B(1)                 -10.99%           1.47%           7.27%
--------------------------------------------------------------------------------
Class B                    -10.83%           1.48%           7.28%
--------------------------------------------------------------------------------
Class C                    -10.77%           1.49%           7.31%
--------------------------------------------------------------------------------
Class S                     -9.97%           2.50%           8.26%
--------------------------------------------------------------------------------

Fund average annual total return as of 3/31/02(4, 5, 6, 7, 8) (at maximum applicable sales charge)

Share Class                   Year         5 Years         10 Years
--------------------------------------------------------------------------------
Class A                    -15.36%           1.05%           7.35%
--------------------------------------------------------------------------------
Class B(1)                 -15.44%           1.31%           7.27%
--------------------------------------------------------------------------------
Class B                    -15.28%           1.32%           7.28%
--------------------------------------------------------------------------------
Class C                    -11.66%           1.49%           7.31%
--------------------------------------------------------------------------------
Class S                     -9.97%           2.50%           8.26%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Top 5 Industries
by % of fund assets

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

September 30, 2001                      March 31, 2002

Drugs &                                 Drugs &
Biotechnology       18.8%               Biotechnology       13.4%
Computer Software    6.1%               Electronics:
Retail               6.1%               Semiconductors/
Healthcare Services  6.1%               Components           9.5%
Restaurants          4.4%               Retail               8.1%
                                        Commercial Services  5.7%
                                        Healthcare Services  4.8%

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Ticker Symbols

State Street Research Mid-Cap Growth Fund

Class A: SCFAX Class B(1): SCFPX Class B: SCFBX Class C: SCFDX Class S: SCFCX
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(1)  Does not reflect sales charge.

(2) The Russell Midcap Growth Index contains those stocks within the complete Russell Midcap(R) Index (800 of the smallest securities in the Russell 1000(R) Index) that show above-average growth. The index is unmanaged and does not take transaction charges into consideration. It is not possible to invest directly in the index.

(3) The Lipper Mid-Cap Growth Funds Average shows the performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared to competing funds.

(4) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

(5) Performance reflects a maximum 5.75% Class A share front-end sales charge, or 5% Class B or B(1) share or 1% Class C share contingent deferred sales charge, where applicable.

(6) Returns for Class B(1) reflect Class B performance through December 31, 1998. Class B(1) was introduced on January 1, 1999.

(7) During the period prior to 1993 when shares of the fund were not offered to the general public, the fund was not subject to the cash inflows and higher redemptions and expenses that have occurred during the fund's current continuous public offering.

(8) Class S shares, offered without sales charge, are available through certain employee benefit plans and special programs.

[GRAPHIC]
The Fund in Detail

                                                                       [GRAPHIC]

The following pages describe the fund in detail as of the date of this report. They provide a "snapshot" of the fund's holdings at one moment in time (the report date), describe the financial dimensions of its operations for the six months leading up to the report date, and give a summary of operations on a per-share basis for the past five fiscal years. There's also an overview of the fund and its business structure, as well as information on the accounting policies the fund uses in arriving at the figures it presents here.

Together, the words and numbers in this section offer a comprehensive picture of the fund and its recent activities. In fact, the text and notes on pages 5 to 16 are an integral part of the financial statements, which wouldn't be complete without them.

For more information about the fund's strategies, risks and expenses, refer to the fund's prospectus; you'll need to read it before making any investments. The prospectus also has more details on the fund's share classes and its policies for shareholder accounts. To obtain a copy of any State Street Research prospectus, see the back cover of this report.


Keep in mind that in annual reports, the portfolio holdings and financial statements are audited, while in semiannual reports they are unaudited.


4  State Street Research Mid-Cap Growth Fund

About the Fund
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Business Structure

State Street Research Mid-Cap Growth Fund is a mutual fund that allows shareholders to pool their assets for investment in a portfolio of securities. This fund is a series of State Street Research Capital Trust, a Massachusetts business trust, and is an open-end management investment company.

Four entities administer the fund's main business functions:

     o The board of trustees oversees the fund with its shareholders' interests in mind and have ultimate responsibility for the fund's activities.

     o The investment manager, State Street Research & Management Company, is responsible for the fund's investment and business activities and receives the management fee as compensation.

     o The distributor, State Street Research Investment Services, Inc., sells shares of the fund, handles investor inquiries and transaction orders and provides other shareholder services.

     o The custodian, State Street Bank and Trust Company, holds fund securities, provides data on their market value, and handles related services.

The investment manager and the distributor are subsidiaries of MetLife, Inc. ("MetLife"). State Street Bank and Trust Company is not affiliated with MetLife (the similarity between its name and the names of the investment manager and distributor is coincidental). A majority of the trustees consists of people who are not affiliated with MetLife or any of its subsidiaries.The distributor pays a portion of its fees to MetLife for services it provides, including maintaining the accounts of some investors who hold shares through their firm's employee benefit plans and other sponsored arrangements.

Goal and Strategy

The fund seeks to provide long-term growth of capital. In seeking to achieve its investment objective, the fund invests primarily in mid-cap growth stocks.

Share Classes

The fund generally offers four share classes, each with its own sales charge and expense structure.The fund also offers an additional class of shares (Class B) but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of other State Street Research funds.

Class A shares are subject to an initial sales charge of up to 5.75% and pay service and distribution fees equal to 0.30% of average daily net assets. Class B(1) shares pay annual service and distribution fees of 1.00% and automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. From October 1, 2001 to January 31, 2002, Class B shares paid annual service and distribution fees of 1.00%. Effective February 1, 2002, Class B shares pay an annual service fee of 0.13% and do not pay any annual distribution fees. Class B shares automatically convert into class A shares at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase, and also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of the investment manager, and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees.

            The text and notes are an integral part of the financial statements.

The Fund's Accounting Policies
--------------------------------------------------------------------------------

In keeping with accounting principles generally accepted in the United States, the fund has used the following policies in preparing the portfolio holdings and financial statements in this report:

The fund values all portfolio securities as of the date of this report (or, if that day wasn't a business day, then the most recent business day). The fund uses the following methods for determining the values of various types of securities:

     o Listed securities - The fund uses the price of the last sale on a national securities exchange that was quoted before the close of the New York Stock Exchange.

     o Over-the-counter securities - The fund uses the closing prices quoted on the Nasdaq system. If a security hasn't traded that day, or if it is not quoted on the Nasdaq system, the value is set at halfway between the closing bid and asked quotations.

     o Securities maturing within 60 days - The fund adjusts the value of these securities daily, moving them closer to the amount due on maturity as the maturity date approaches.

     o Foreign securities - If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account.

The fund accounts for each purchase and sale of portfolio securities on the trade date. In calculating realized gains or losses, the fund takes as its cost basis the identified cost of securities sold.

The fund records investment income from portfolio securities as follows:

     o    Interest - The fund accrues interest daily as it earns it.

     o    Cash dividends - The fund accrues these on the ex-dividend date.

The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in the amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the collateral has declined in value, the fund could lose money. The fund accounts for income from the lending of its securities by including it in interest income.

The fund distributes its net earnings to its shareholders. The fund calculates these distributions using federal income tax regulations. As a result, they may be different than if the fund used generally accepted accounting principles. The difference is primarily due to differing treatments for wash sale deferrals.The fund distributes its earnings on the following schedule:

     o Dividends from net investment income - The fund ordinarily declares and pays these annually, if any.

     o Net realized capital gains - The fund distributes these annually, if any.

If the fund has no earnings to distribute, it won't make a distribution.

The fund does not intend to pay federal income tax.This is because it has elected to be exempt from taxes under Subchapter M of the Internal Revenue Code, in part because it makes distributions as described above.

The fund pays expenses as follows:

     o Expenses attributed to the fund - The fund pays these directly. Examples of these expenses include the management fee, transfer agent fee, custodian fee, and distribution and service fees.

     o Expenses attributed to the trust of which the fund is a series - These expenses are divided up among all funds in the trust. Each fund pays a proportional share. Examples of these expenses include the legal fees and trustees' fees.

The fund has used certain estimates and assumptions in preparing this report. Although they are necessary in order to follow generally accepted accounting principles, these estimates and assumptions affect several key areas, including the reported amounts of assets and liabilities, and income and expenses. Actual results could differ from those estimates.

The text and notes are an integral part of the financial statements.


6  State Street Research Mid-Cap Growth Fund

Portfolio Holdings
--------------------------------------------------------------------------------
March 31, 2002 (unaudited)

The listings that begin on this page detail the fund's investment holdings as of the report date. We have grouped the holdings by asset class and then by specific industry.

The solid colored circles (1) show the fund's ten largest holdings, with the number in the circle showing where the holding ranks in the top ten.

--------------------------------------------------------------------------------
Notes about specific elements of the financials are called out in boxes such as this.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEY TO SYMBOLS

*     Denotes a security which has not paid a dividend during the last year.

# Denotes an American Depositary Receipt, a form of ownership of foreign securities that is traded in the United States and denominated in U.S. dollars.
--------------------------------------------------------------------------------

     Issuer                                            Shares           Value
     ---------------------------------------------------------------------------

     Common Stocks 97.4% of net assets

     Consumer Discretionary 26.5% of net assets
     ---------------------------------------------------------------------------

     Casinos/Gambling, Hotel/Motel 3.6%
     Harrah's Entertainment Inc.*                     142,500         $6,307,050
     International Game Technology Inc.*              106,600          6,643,312
     Mandalay Resort Group*                           122,100          3,748,470
                                                                  --------------
                                                                      16,698,832
                                                                  --------------

     Commercial Services 5.7%
     Choicepoint Inc.*                                103,900          5,984,640
     Corporate Executive Board Co.*                    92,200          3,458,514
     eBay Inc.*                                        99,900          5,658,336
(3)  Expedia Inc. Cl. A*                              165,500         11,558,520
                                                                  --------------
                                                                      26,660,010
                                                                  --------------

     Communications, Media & Entertainment 1.2%
     Univision Communications Inc. Cl. A*             130,100          5,464,200
     USA Networks Inc.*                                 8,200            260,514
                                                                  --------------
                                                                       5,724,714
                                                                  --------------

     Consumer Electronics 1.6%
     Electronic Arts Inc.*                            118,600          7,210,880
                                                                  --------------

     Restaurants 3.4%
     Brinker International Inc.*                      250,800          8,128,428
     Tricon Global Restaurants Inc.*                  131,500          7,729,570
                                                                  --------------
                                                                      15,857,998
                                                                  --------------

     Retail 8.1%
     Barnes & Noble Inc.*                             197,500          6,120,525
     CDW Computer Centers Inc.*                         5,000            251,700
     Circuit City Stores Inc.                         425,300          7,672,412
     Insight Enterprises Inc.*                          7,800            176,592
(6)  Kohl's Corp.*                                    135,300          9,626,595
(7)  Staples Inc.*                                    476,400          9,513,708
     Tiffany & Co.                                    128,500          4,568,175
                                                                  --------------
                                                                      37,929,707
                                                                  --------------

     Shoes 1.4%
     Nike Inc. Cl. B                                  111,200          6,673,112
                                                                  --------------

     Textile Apparel Manufacturers 1.5%
     Jones Apparel Group Inc.*                        204,700          7,154,265
                                                                  --------------
     Total Consumer Discretionary                                    123,909,518
                                                                  --------------

            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
March 31, 2002 (unaudited)

     Issuer                                            Shares           Value
     ---------------------------------------------------------------------------

     Consumer Staples 2.3% of net assets
     ---------------------------------------------------------------------------

     Beverages 2.3%
(4)  Pepsi Bottling Group Inc.                        420,100        $10,867,987
                                                                  --------------
     Total Consumer Staples                                           10,867,987
                                                                  --------------

     Financial Services 11.2% of net assets
     ---------------------------------------------------------------------------

     Banks & Savings & Loan 2.7%
(2)  Investors Financial Services Co.                 165,400         12,578,670
                                                                  --------------

     Financial Data Processing Services & Systems 3.5%
(10) Concord EFS Inc.*                                258,000          8,578,500
     Paychex Inc.                                     201,300          7,991,610
                                                                  --------------
                                                                      16,570,110
                                                                  --------------

     Insurance 3.1%
     ACE Limited                                       15,200            633,840
     Renaissance Re Holdings Ltd.                      82,400          8,487,200
     XL Capital Ltd. Cl. A                             55,300          5,162,255
                                                                  --------------
                                                                      14,283,295
                                                                  --------------

     Securities Brokerage & Services 1.9%
(8)  Lehman Brothers Holdings Inc.                    137,800          8,907,392
                                                                  --------------
     Total Financial Services                                         52,339,467
                                                                  --------------

     Healthcare 23.0% of net assets
     ---------------------------------------------------------------------------

     Drugs & Biotechnology 13.4%
     Andrx Corp.*                                     206,100          7,819,434
(9)  Barr Laboratories Inc.*                          134,100          8,826,462
     Biogen Inc.*                                     141,000          6,917,460
     CV Therapeutics Inc.*                             59,600          2,157,520
     Cytyc Corp.*                                     267,200          7,193,024
     ICN Pharmaceuticals Inc.                         202,700          6,435,725
     IDEC Pharmaceuticals Corp.*                       87,300          5,613,390
     InterMune Inc.*                                  119,800          3,602,386
     King Pharmaceuticals Inc.*                       199,700          6,991,497
     Sepracor Inc.*                                     4,900             95,060
     Teva Pharmaceutical Industries Ltd.#             124,200          6,790,014
                                                                  --------------
                                                                      62,441,972
                                                                  --------------

     Healthcare Facilities 2.8%
(1)  Quest Diagnostics, Inc.*                         157,300         13,032,305
                                                                  --------------

     Healthcare Services 4.8%
(5)  Express Scripts Inc. Cl. A*                      170,400          9,813,336
     McKesson HBOC Inc.                               205,100          7,676,893
     Wellpoint Health Networks Inc. Cl. A*             77,000          4,902,590
                                                                  --------------
                                                                      22,392,819
                                                                  --------------

     Hospital Supply 2.0%
     Alcon Inc.*                                      131,900         $4,464,815
     St. Jude Medical Inc.*                            64,800          4,999,320
                                                                  --------------
                                                                       9,464,135
                                                                  --------------
     Total Healthcare                                                107,331,231
                                                                  --------------

     Materials & Processing 0.1% of net assets
     ---------------------------------------------------------------------------

     Diversified Manufacturing 0.1%
     American Standard Companies Inc.*                  3,900            275,925
                                                                  --------------
     Total Materials & Processing                                        275,925
                                                                  --------------

     Other 2.4% of net assets
     ---------------------------------------------------------------------------

     Miscellaneous 2.4%
     Nasdaq 100 Shares*                               183,100          6,602,586
     Standard & Poor's 400
       Mid-Cap Depositary Receipt                      47,600          4,702,880
                                                                  --------------
     Total Other                                                      11,305,466
                                                                  --------------

     Other Energy 6.3% of net assets
     ---------------------------------------------------------------------------

     Gas Pipelines 0.9%
     EOG Resources Inc.                               103,600          4,202,016
                                                                  --------------

     Oil & Gas Producers 2.6%
     Ocean Energy Inc.*                               325,000          6,431,750
     XTO Energy Inc.                                  288,700          5,788,435
                                                                  --------------
                                                                      12,220,185
                                                                  --------------

     Oil Well Equipment & Services 2.8%
     BJ Services Co.*                                 118,100          4,070,907
     Noble Drilling Corp.*                            133,300          5,517,287
     Weatherford International Inc.*                   72,500          3,453,175
                                                                  --------------
                                                                      13,041,369
                                                                  --------------
     Total Other Energy                                               29,463,570
                                                                  --------------

     Producer Durables 6.8% of net assets
     ---------------------------------------------------------------------------

     Industrial Products 2.0%
     Roper Industries Inc.                             50,200          2,496,948
     Waters Corp.*                                    238,700          6,676,439
                                                                  --------------
                                                                       9,173,387
                                                                  --------------

     Production Technology Equipment 3.3%
     Millipore Corp.*                                 123,300          5,454,792
     Novellus Systems Inc.*                            92,100          4,985,373
     Teradyne Inc.*                                   125,100          4,932,693
                                                                  --------------
                                                                      15,372,858
                                                                  --------------

The text and notes are an integral part of the financial statements.


8  State Street Research Mid-Cap Growth Fund

     Issuer                                          Shares          Value
     ---------------------------------------------------------------------------

     Telecommunications Equipment 1.5%
     Polycom Inc.*                                  292,300        $7,190,580
                                                                -------------
     Total Producer Durables                                       31,736,825
                                                                -------------

     Technology 18.7% of net assets
     ---------------------------------------------------------------------------

     Communications Technology 1.2%
     Symbol Technologies Inc.                       517,250         5,813,890
                                                                -------------

     Computer Software 4.8%
     Adobe Systems Inc.                             143,000         5,761,470
     BEA Systems Inc.*                                7,700           105,567
     Intuit Inc.*                                   201,700         7,737,212
     Peregrine Systems Inc.*                         33,900           322,728
     QLogic Corp.*                                  170,200         8,428,304
                                                                -------------
                                                                   22,355,281
                                                                -------------

     Computer Technology 1.7%
     Brocade Communications Systems Inc.*             6,600           178,200
     Emulex Corp.*                                  184,500         6,075,585
     McData Corp.*                                  132,400         1,602,040
                                                                -------------
                                                                    7,855,825
                                                                -------------

     Electronics 1.5%
     Flextronics International Ltd.*                397,400         7,252,550
                                                                -------------

     Electronics: Semiconductors/Components 9.5%
     Advanced Micro Devices Inc.*                   453,000         6,663,630
     Altera Corp.*                                  320,500         7,009,335
     Broadcom Corp. Cl. A*                          136,500         4,900,350
     Cypress Semiconductor Corp.*                   318,900         7,334,700
     Intersil Holding Corp. Cl. A*                  134,700         3,818,745
     National Semiconductor Corp.*                  246,600         8,307,954
     RF Micro Devices Inc.*                         351,800         6,297,221
                                                                -------------
                                                                   44,331,935
                                                                -------------
     Total Technology                                              87,609,481
                                                                -------------

     Non-U.S. Equities 0.1% of net assets
     ---------------------------------------------------------------------------
     ATI Technologies Inc.*                          18,100           242,540
                                                                -------------
     Total Non-U.S. Equities                                          242,540
                                                                -------------

     Total Common Stocks                                          455,082,010(a)
                                                                -------------

                                                  Principal
                                                     Amount          Value
     ---------------------------------------------------------------------------

     Commercial Paper 5.8% of net assets

     American Express Credit Corp.,
       1.83%, 4/03/2002                           1,134,000        $1,133,885
     Citicorp.,
       1.65%, 4/01/2002                          14,480,000        14,480,000
     General Electric Capital Corp.,
       1.80%, 4/02/2002                           3,575,000         3,574,820
     General Electric Capital Corp.,
       1.80%, 4/03/2002                           7,906,000         7,905,210
                                                                -------------

     Total Commercial Paper                                        27,093,915(b)
                                                                -------------

                                                    % of
                                                 Net Assets
     ---------------------------------------------------------------------------

     Summary of Portfolio Assets

     Investments                                     103.2%      $482,175,925(c)
     Other Assets, Less Liabilities                  (3.2%)       (14,879,505)
                                                     -----      -------------
     Net Assets                                      100.0%      $467,296,420
                                                     =====      =============

--------------------------------------------------------------------------------
Federal Income Tax Information

At March 31, 2002, the net unrealized
appreciation of investments based on cost for federal income tax purposes of $449,709,580 was as follows:

Aggregate gross unrealized appreciation
for all investments in which there is an
excess of value over tax cost                                     $57,524,545

Aggregate gross unrealized depreciation
for all investments in which there is an
excess of tax cost over value                                     (25,058,200)
                                                                  -----------
                                                                  $32,466,345
                                                                  ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(a) The fund paid a total of $421,427,070 for these securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(b) The fund paid a total of $27,093,915 for these securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(c) The fund paid a total of $448,520,985 for these securities.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
March 31, 2002 (unaudited)

This is the fund's balance sheet as of the report date. It shows the fund's total assets, its liabilities and, by subtraction, its net assets. It also shows the share price for each share class as of the report date.

Assets

Investments, at value *                                        $482,175,925(1)
Collateral for securities on loan                                97,918,270
Receivable for securities sold                                    3,885,351
Receivable for fund shares sold                                     496,799
Dividends receivable                                                 30,612
Other assets                                                         23,145
                                                               ------------
                                                                584,530,102

Liabilities

Payable for collateral received on securities loaned             97,918,270
Payable for securities purchased                                 17,464,253
Payable for fund shares redeemed                                    664,412
Accrued transfer agent and shareholder services                     485,816
Accrued management fee                                              324,675
Accrued distribution and service fees                               107,310
Accrued administration fee                                           28,127
Accrued trustees' fees                                               20,731
Payable to custodian                                                  7,373
Other accrued expenses                                              212,715
                                                               ------------
                                                                117,233,682
                                                               ------------

Net Assets                                                     $467,296,420
                                                               ============

Net Assets consist of:
  Unrealized appreciation of investments                        $33,654,940
  Accumulated net realized loss                                (300,121,721)
  Paid-in capital                                               733,763,201
                                                               ------------
                                                               $467,296,420(2)
                                                               ============

*Includes securities on loan valued at $97,886,562


--------------------------------------------------------------------------------
(1) The fund paid a total of $448,520,985 for these securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(2)                 Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

Class     Net Assets   /  Number of Shares   =    NAV

  A     $217,916,981         38,670,654           $5.64*
  B(1)   $30,998,286          6,373,679           $4.86**
  B     $155,889,575         32,057,440           $4.86**
  C      $16,977,214          3,472,846           $4.89**
  S      $45,514,364          7,641,086           $5.96

*     Maximum offering price per share = $5.98 ($5.64 / 0.9425)

** Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.


10  State Street Research Mid-Cap Growth Fund

Statement of Operations
--------------------------------------------------------------------------------
For the six months ended March 31, 2002 (unaudited)

This shows what the fund earned and lost over the report period, and what its expenses were.

Investment Income

Dividends, net of foreign taxes                                  $381,327(1)
Interest                                                          395,173(2)
                                                             ------------
                                                                  776,500

Expenses

Management fee                                                  1,817,201(3)
Transfer agent and shareholder services                         1,571,277(4)
Distribution and service fees - Class A                           332,572(5)
Distribution and service fees - Class B(1)                        150,584(5)
Distribution and service fees - Class B                           619,311(5)
Distribution and service fees - Class C                            90,812(5)
Reports to shareholders                                           238,990
Registration fees                                                  53,700
Custodian fee                                                      46,623
Administration fee                                                 42,516(6)
Legal fees                                                         28,610
Audit fee                                                          19,220
Trustees' fees                                                     18,924(7)
Miscellaneous                                                      52,875
                                                             ------------
                                                                5,083,215
Fees paid indirectly                                              (54,469)(8)
                                                             ------------
                                                                5,028,746
                                                             ------------
Net investment loss                                            (4,252,246)
                                                             ------------

Realized and Unrealized Gain (Loss)
on Investments

Net realized loss on investments                              (39,011,617)(9)
Change in unrealized appreciation
  of investments                                               96,892,868
                                                             ------------
Net gain on investments                                        57,881,251
                                                             ------------
Net increase in net assets resulting
 from operations                                              $53,629,005
                                                             ============

--------------------------------------------------------------------------------
(1)   The fund paid foreign taxes of $3,081.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(2) Includes $152,112 in income from the lending of portfolio securities. As of the report date, the fund had a total of $97,886,562 of securities out on loan and was holding a total of $100,533,771 in collateral (including $97,918,270 of cash collateral invested in State Street Navigator Securities Lending Prime Portfolio and $2,615,501 of U.S. Government obligations) related to those loans.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(3) The management fee is 0.75% of the first $500 million of average net assets, annually, 0.70% of the next $500 million, and 0.65% of any amount over $1 billon.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(4) Includes a total of $552,004 paid to the distributor for the services it provided and to MetLife for similar services it provided, including maintaining the accounts of some investors who hold shares through the firm's employee benefit plans and other sponsored arrangements. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(5) Payments made to the distributor under the fund's 12b-1 plans. The fees cover personal services and the maintenance of shareholder accounts. The fees also cover distribution and marketing expenditures for the sale of fund shares. For Class A, Class B, and Class C shares, the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of March 31, 2002, there were $214,904 and $1,542,745 for Class A and Class C, respectively, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) shares, the payments compensate the distributor for services and expenditures incurred under the plan, and note of the payments are returnable to the fund.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(6) Payments made to the investment manager for certain administrative costs incurred in providing other assistance and services to the fund. The fee is based on a fixed amount that has been allocated equally among State Street Research funds.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(7) Paid only to trustees who aren't currently affiliated with the adviser (the fund doesn't pay trustees' fees to affiliated trustees).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(8) Represents transfer agents credits earned from univested cash balances and directed brokerage credits used to reduce the custodian fee.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(9) The fund sold $361,206,111 worth of securities. During this same period, the fund also bought $336,287,620 worth of securities. These figures don't include short-term obligations or U.S. government securities.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

This shows how the fund's size changed over the report period, including changes that resulted from investment performance as well as those that resulted from shareholders buying and selling fund shares.

                                                               Six months ended
                                             Year ended         March 31, 2002
                                         September 30, 2001       (unaudited)
--------------------------------------------------------------------------------

Increase (Decrease) in Net Assets

Operations:
Net investment loss                           ($7,216,150)       ($4,252,246)
Net realized loss
  on investments                             (258,889,874)       (39,011,617)
Change in unrealized
  appreciation (depreciation)
  of investments                             (231,924,611)        96,892,868
                                           ---------------------------------
Net increase (decrease)
  resulting from operations                  (498,030,635)        53,629,005
                                           ---------------------------------

Distribution from capital gains:
  Class A                                    (189,688,265)                --
  Class B(1)                                  (18,510,592)                --
  Class B                                    (182,597,747)                --
  Class C                                     (22,976,475)                --
  Class S                                     (48,974,089)                --
                                           ---------------------------------
                                             (462,747,168)                --
                                           ---------------------------------
Net increase (decrease) from
  fund share transactions                     338,082,447        (36,253,210)(1)
                                           ---------------------------------
Total increase (decrease)
  in net assets                              (622,695,356)        17,375,795
                                           ---------------------------------

Net Assets

Beginning of period                         1,072,615,981        449,920,625
                                           ---------------------------------
End of period                                $449,920,625       $467,296,420
                                           =================================

The text and notes are an integral part of the financial statements.


12  State Street Research Mid-Cap Growth Fund

--------------------------------------------------------------------------------
(1) These transactions break down by share class as follows:

                                                                                       Six months ended
                                                       Year ended                       March 31, 2002
                                                   September 30, 2001                     (unaudited)
                                             ----------------------------------------------------------------
Class A                                         Shares           Amount             Shares          Amount
=============================================================================================================
 Shares sold                                 37,119,732      $263,170,694         7,990,510       $45,068,894*

 Issued upon reinvestment of
  distribution from capital gains            21,616,957       184,391,165                --                --

 Shares redeemed                            (41,047,177)     (292,051,670)       (9,421,745)      (53,219,133)
                                            -----------------------------------------------------------------
 Net increase (decrease)                     17,689,512      $155,510,189        (1,431,235)      ($8,150,239)
                                            =================================================================

Class B(1)                                      Shares           Amount             Shares          Amount
=============================================================================================================
 Shares sold                                  2,537,462       $18,579,367           952,817        $4,707,643**

 Issued upon reinvestment of
  distribution from capital gains             2,455,384        18,243,471                --                --

 Shares redeemed                               (981,523)       (6,270,747)         (559,037)       (2,748,356)***
                                            -----------------------------------------------------------------
 Net increase                                 4,011,323       $30,552,091           393,780        $1,959,287
                                            =================================================================

Class B                                         Shares           Amount             Shares          Amount
=============================================================================================================
 Shares sold                                    744,458        $7,572,958           348,163        $1,702,958

 Issued upon reinvestment of
  distribution from capital gains            23,174,956       171,958,139                --                --

 Shares redeemed                             (9,571,871)      (65,399,802)       (4,508,538)      (22,235,122)***
                                            -----------------------------------------------------------------
 Net increase (decrease)                     14,347,543      $114,131,295        (4,160,375)     ($20,532,164)
                                            =================================================================

Class C                                         Shares           Amount             Shares          Amount
=============================================================================================================
 Shares sold                                    250,686        $1,703,333           127,251          $635,015**

 Issued upon reinvestment of
  distribution from capital gains             2,740,992        20,505,210                --                --

 Shares redeemed                             (1,773,313)      (11,842,443)         (613,859)       (3,037,888)****
                                            -----------------------------------------------------------------
 Net increase (decrease)                      1,218,365       $10,366,100          (486,608)      ($2,402,873)
                                            =================================================================

Class S                                         Shares           Amount             Shares          Amount
=============================================================================================================
 Shares sold                                  1,845,850       $16,561,489           850,364        $5,097,807

 Issued upon reinvestment of
  distribution from capital gains             5,096,679        45,768,173                --                --

 Shares redeemed                             (4,052,343)      (34,806,890)       (2,002,437)      (12,225,028)
                                            -----------------------------------------------------------------
 Net increase (decrease)                      2,890,186       $27,522,772        (1,152,073)      ($7,127,221)
                                            =================================================================

      The trustees have the authority to issue an unlimited number of shares of beneficial interest, with a $0.001 par value per share. At March 31, 2002, the Adviser owned 17,234 Class A shares of the fund.

* Sales charges collected by the distributor and MetLife were $14,326 and $78,109.

** Like all broker/dealers, MetLife received commissions that were calculated as a percentage of these sales but the commissions of $81,286 and $143 for Class B(1) and Class C, were paid by the distributor, not the fund.

*** Includes $21,215 and $2,725 in deferred sales charges collected by the distributor for Class B(1) and Class B.

****  Includes $71 in deferred sales charges collected by the distributor.

            The text and notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------
These provide a summary of each share class's financial performance for the past five fiscal years.

                                                                                             Class A
                                                             =======================================================================
                                                                           Years ended September 30                Six months ended
                                                             ----------------------------------------------------   March 31, 2002
Per-Share Data                                               1997 (a)   1998 (a)   1999 (a)   2000 (a)   2001 (a)   (unaudited) (a)
====================================================================================================================================
 Net asset value, beginning of period ($)                      13.76      14.74      11.95      13.64      20.10         5.04
                                                              ------     ------     ------     ------     ------       ------
  Net investment loss ($)                                      (0.08)     (0.12)     (0.14)     (0.15)     (0.06)       (0.04)

  Net realized and unrealized gain (loss) on investments ($)    1.06      (2.54)      3.15       7.44      (6.47)        0.64
                                                              ------     ------     ------     ------     ------       ------
 Total from investment operations ($)                           0.98      (2.66)      3.01       7.29      (6.53)        0.60
                                                              ------     ------     ------     ------     ------       ------
  Distributions from capital gains ($)                            --      (0.13)     (1.32)     (0.83)     (8.53)          --
                                                              ------     ------     ------     ------     ------       ------
 Total distributions ($)                                          --      (0.13)     (1.32)     (0.83)     (8.53)          --
                                                              ------     ------     ------     ------     ------       ------
 Net asset value, end of period ($)                            14.74      11.95      13.64      20.10       5.04         5.64
                                                              ======     ======     ======     ======     ======       ======
 Total return (%) (b)                                           7.12     (18.14)     26.75      54.91     (49.83)       11.90 (d)

Ratios/Supplemental Data
====================================================================================================================================
 Net assets at end of period ($ thousands)                   470,977    319,014    321,667    450,521    201,936      217,917

 Expense ratio (%)                                              1.21       1.39       1.40       1.38       1.56         1.90 (e)

 Expense ratio after expense reductions (%)                     1.21       1.39       1.38       1.37       1.54         1.88 (e)

 Ratio of net investment loss to average net assets (%)        (0.60)     (0.88)     (1.03)     (0.85)     (0.73)       (1.56) (e)

 Portfolio turnover rate (%)                                  230.66      86.34      68.03     171.87     123.50        72.64

                                                                                                  Class B(1)
                                                                               =====================================================
                                                                                    Years ended September 30       Six months ended
                                                                               ----------------------------------   March 31, 2002
Per-Share Data                                                                  1999 (a)(c)   2000 (a)   2001 (a)   (unaudited) (a)
====================================================================================================================================
 Net asset value, beginning of period ($)                                          13.17        12.90      18.83         4.36
                                                                                  ------       ------     ------       ------
  Net investment loss ($)                                                          (0.17)       (0.26)     (0.09)       (0.05)

  Net realized and unrealized gain (loss) on investments ($)                       (0.10)        7.02      (5.85)        0.55
                                                                                  ------       ------     ------       ------
 Total from investment operations ($)                                              (0.27)        6.76      (5.94)        0.50
                                                                                  ------       ------     ------       ------
  Distributions from capital gains ($)                                                --        (0.83)     (8.53)          --
                                                                                  ------       ------     ------       ------
 Total distributions ($)                                                              --        (0.83)     (8.53)          --
                                                                                  ------       ------     ------       ------
 Net asset value, end of period ($)                                                12.90        18.83       4.36         4.86
                                                                                  ======       ======     ======       ======
 Total return (%) (b)                                                              (2.05) (d)   53.90     (50.25)       11.47 (d)

Ratios/Supplemental Data:
====================================================================================================================================
 Net assets at end of period ($ thousands)                                         8,730       37,063     26,083       30,998

 Expense ratio (%)                                                                  2.15 (e)     2.11       2.26         2.60 (e)

 Expense ratio after expense reductions (%)                                         2.13 (e)     2.10       2.24         2.58 (e)

 Ratio of net investment loss to average net assets (%)                            (1.81) (e)   (1.52)     (1.43)       (2.25) (e)

 Portfolio turnover rate (%)                                                       68.03       171.87     123.50        72.64

The text and notes are an integral part of the financial statements.


14  State Street Research Mid-Cap Growth Fund

                                                                                             Class B
                                                             =======================================================================
                                                                           Years ended September 30                Six months ended
                                                             ----------------------------------------------------   March 31, 2002
Per-Share Data                                               1997 (a)   1998 (a)   1999 (a)   2000 (a)   2001 (a)   (unaudited) (a)
====================================================================================================================================
 Net asset value, beginning of period ($)                      13.40      14.24      11.45      12.90      18.82         4.36
                                                              ------     ------     ------     ------     ------       ------
  Net investment loss ($)                                      (0.17)     (0.22)     (0.22)     (0.26)     (0.10)       (0.05)

  Net realized and unrealized gain (loss) on investments ($)    1.01      (2.44)      2.99       7.01      (5.83)        0.55
                                                              ------     ------     ------     ------     ------       ------
 Total from investment operations ($)                           0.84      (2.66)      2.77       6.75      (5.93)        0.50
                                                              ------     ------     ------     ------     ------       ------
  Distributions from capital gains ($)                            --      (0.13)     (1.32)     (0.83)     (8.53)          --
                                                              ------     ------     ------     ------     ------       ------
 Total distributions ($)                                          --      (0.13)     (1.32)     (0.83)     (8.53)          --
                                                              ------     ------     ------     ------     ------       ------
 Net asset value, end of period ($)                            14.24      11.45      12.90      18.82       4.36         4.86
                                                              ======     ======     ======     ======     ======       ======
 Total return (%) (b)                                           6.27     (18.78)     25.74      53.83     (50.18)       11.47 (d)

Ratios/Supplemental Data
====================================================================================================================================
 Net assets at end of period ($ thousands)                   562,392    365,547    318,695    411,584    157,788      155,890

 Expense ratio (%)                                              1.98       2.13       2.15       2.11       2.26         2.31 (e)

 Expense ratio after expense reductions (%)                     1.98       2.13       2.13       2.10       2.24         2.29 (e)

 Ratio of net investment loss to average net assets (%)        (1.32)     (1.63)     (1.77)     (1.58)     (1.44)       (1.96) (e)

 Portfolio turnover rate (%)                                  230.66      86.34      68.03     171.87     123.50        72.64

                                                                                             Class C
                                                             =======================================================================
                                                                           Years ended September 30                Six months ended
                                                             ----------------------------------------------------   March 31, 2002
Per-Share Data                                               1997 (a)   1998 (a)  1999 (a)    2000 (a)   2001 (a)   (unaudited) (a)
====================================================================================================================================
 Net asset value, beginning of period ($)                      13.42      14.26      11.47      12.93      18.87         4.39
                                                              ------     ------     ------     ------     ------       ------
  Net investment loss ($)                                      (0.17)     (0.22)     (0.22)     (0.27)     (0.10)       (0.06)

  Net realized and unrealized gain (loss) on investments ($)    1.01      (2.44)      3.00       7.04      (5.85)        0.56
                                                              ------     ------     ------     ------     ------       ------
 Total from investment operations ($)                           0.84      (2.66)      2.78       6.77      (5.95)        0.50
                                                              ------     ------     ------     ------     ------       ------
  Distributions from capital gains ($)                            --      (0.13)     (1.32)     (0.83)     (8.53)          --
                                                              ------     ------     ------     ------     ------       ------
 Total distributions ($)                                          --      (0.13)     (1.32)     (0.83)     (8.53)          --
                                                              ------     ------     ------     ------     ------       ------
 Net asset value, end of period ($)                            14.26      11.47      12.93      18.87       4.39         4.89
                                                              ======     ======     ======     ======     ======       ======
 Total return (%) (b)                                           6.26     (18.76)     25.77      53.86     (50.15)       11.39 (d)

Ratios/Supplemental Data
====================================================================================================================================
 Net assets at end of period ($ thousands)                   120,051     55,208     41,235     51,721     17,362       16,977

 Expense ratio (%)                                              1.98       2.13       2.15       2.11       2.26         2.60 (e)

 Expense ratio after expense reductions (%)                     1.98       2.13       2.13       2.10       2.24         2.58 (e)

 Ratio of net investment loss to average net assets (%)        (1.30)     (1.63)     (1.77)     (1.58)     (1.44)       (2.26) (e)

Portfolio turnover rate (%)                                   230.66      86.34      68.03     171.87     123.50        72.64

(a)   Per-share figures have been calculated using the average shares method.
(b)   Does not reflect any front-end or contingent deferred sales charges.
(c)   January 1, 1999 (commencement of share class) to September 30, 1999.
(d)   Not annualized.
(e)   Annualized.

            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                                             Class S
                                                             =======================================================================
                                                                           Years ended September 30                Six months ended
                                                             ----------------------------------------------------   March 31, 2002
Per-Share Data                                               1997 (a)   1998 (a)   1999 (a)   2000 (a)   2001 (a)   (unaudited) (a)
====================================================================================================================================
 Net asset value, beginning of period ($)                      13.94      14.96      12.16      13.94      20.62         5.32
                                                              ------     ------     ------     ------     ------       ------
  Net investment loss ($)                                      (0.05)     (0.09)     (0.10)     (0.11)     (0.04)       (0.04)

  Net realized and unrealized gain (loss) on investments ($)    1.07      (2.58)      3.20       7.62      (6.73)        0.68
                                                              ------     ------     ------     ------     ------       ------
 Total from investment operations ($)                           1.02      (2.67)      3.10       7.51      (6.77)        0.64
                                                              ------     ------     ------     ------     ------       ------
  Distributions from capital gains ($)                            --      (0.13)     (1.32)     (0.83)     (8.53)          --
                                                              ------     ------     ------     ------     ------       ------
 Total distributions ($)                                          --      (0.13)     (1.32)     (0.83)     (8.53)          --
                                                              ------     ------     ------     ------     ------       ------
 Net asset value, end of period ($)                            14.96      12.16      13.94      20.62       5.32         5.96
                                                              ======     ======     ======     ======     ======       ======
 Total return (%) (b)                                           7.32     (17.94)     27.06      55.32     (49.68)       12.03 (d)

Ratios/Supplemental Data
====================================================================================================================================
 Net assets at end of period ($ thousands)                   189,778    113,118     90,751    121,727     46,751       45,514

 Expense ratio (%)                                              0.96       1.14       1.15       1.11       1.26         1.60 (e)

 Expense ratio after expense reductions (%)                     0.96       1.14       1.13       1.10       1.24         1.58 (e)

 Ratio of net investment loss to average net assets (%)        (0.37)     (0.63)     (0.77)     (0.58)     (0.43)       (1.27) (e)

 Portfolio turnover rate (%)                                  230.66      86.34      68.03     171.87     123.50        72.64

(a)   Per-share figures have been calculated using the average shares method.
(b)   Does not reflect any front-end or contingent deferred sales charges.
(c)   January 1, 1999 (commencement of share class) to September 30, 1999.
(d)   Not annualized.
(e)   Annualized.

The text and notes are an integral part of the financial statements.


16  State Street Research Mid-Cap Growth Fund

Board of Trustees

Richard S. Davis
Chairman of the Board,
President and Chief Executive Officer,
State Street Research & Management Company

Bruce R. Bond
Former Chairman of the Board,
Chief Executive Officer and President,
PictureTel Corporation

Steve A. Garban
Former Senior Vice President
for Finance and Operations and Treasurer, The Pennsylvania State University

Dean O. Morton
Former Executive Vice President,
Chief Operating Officer and Director,
Hewlett-Packard Company

Susan M. Phillips
Dean, School of Business and Public Management,
George Washington University; former Member of the Board of Governors of the Federal Reserve System and Chairman and Commissioner of the Commodity Futures
Trading Commission

Toby Rosenblatt
President, Founders Investments Ltd.

Michael S. Scott Morton
Jay W. Forrester Professor of Management,
Sloan School of Management,
Massachusetts Institute of Technology

James M. Storey
Attorney; formerly, Partner, Dechert

Glossary


12b-1 fees - Fees paid from mutual fund assets for personal services and for the maintenance of shareholder accounts and distribution and marketing expenses. The fees are named after the SEC rule that permits them.

Average shares method - The practice of basing a fund's calculations for a given period on the average number of shares that were outstanding during that period.

Nasdaq - The stock price quotation system operated by the National Association of Securities Dealers. The Nasdaq system operates as a clearing house for transaction data about stocks that are traded "over the counter" around the U.S.

New York Stock Exchange - The largest stock exchange in the United States, and the place where many of the largest company stocks are listed. Unlike the Nasdaq system, the NYSE is a physical exchange, with all trading occurring on the exchange's trading floor on Wall Street.

Principal Amount - With bonds and certain other debt securities, the amount of the underlying principal of the security. When the security matures, the issuer is obligated to repay this amount to the holder of the security. Also called "face value" or "par value."

The text and notes are an integral part of the financial statements.


18  State Street Research Mid-Cap Growth Fund

[LOGO] STATE STREET RESEARCH                                   -----------------
One Financial Center o Boston, MA 02111-2690                        PRSRT STD
                                                                     AUTO
                                                               U.S. POSTAGE PAID
                                                                 HOLLISTON, MA
                                                                 PERMIT NO. 20
                                                               -----------------

Contact Information for
INVESTOR SERVICES
--------------------------------------------------------------------------------

New accounts, mutual fund purchases, exchanges and account information

[INTERNET]  Internet
            www.ssrfunds.com

[COMPUTER]  E-mail
            info@ssrfunds.com

[PHONE]     Phone
            1-87-SSR-FUNDS (1-877-773-8637), toll-free, 7 days a week, 24 hours a day
            Hearing-impaired: 1-800-676-7876
            Chinese- and Spanish-speaking: 1-888-638-3193

[FAX]       Fax
            1-617-737-9722 (request confirmation number first from the Service Center by calling 1-877-773-8637)

[MAILBOX]   Mail
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            P.O. Box 8408, Boston, MA 02266-8408

For 24-Hour
Automated Access
to Your Account

[PHONE]  1-87-SSR-FUNDS
         ----------------
         (1-877-773-8637)

www.ssrfunds.com

OverView
---------------------------------------
For more information on the products
and services mentioned in OverView,
our shareholder newsletter, visit our
web site at www.ssrfunds.com

State Street Research
FYI
--------------------------------------------------------------------------------
[COMPUTER]

State Street Research introduces electronic delivery of quarterly statements, shareholder reports and fund prospectuses. If you elect this option, we will send these materials to you via e-mail. To learn more, visit us on the web at www.ssrfunds.com and click on "Go to Your Account" or call us at 1-87-SSR-FUNDS (1-877-773-8637).

Did you know that you can give a State Street Research mutual fund as a gift? To learn more, call a service center representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday through Friday, 8am-6pm eastern time.

---------------------------
           [LOGO]
           DALBAR
        MUTUAL FUND
       SERVICE AWARD
            2001
---------------------------
 for Excellence in Service

(1) Distribution is now limited. Please contact State Street Research for more details.

(2)   Formerly Strategic Growth & Income Fund.

(3) An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

--------------------------------------------------------------------------------

This report must be accompanied or preceded by a current State Street Research Mid-Cap Growth Fund prospectus. When used after June 30, 2002, this report must be accompanied by a current Quarterly Performance Update.

To obtain a prospectus for any State Street Research fund call 1-87-SSR-FUNDS (1-877-773-8637). The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing or sending money.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.

State Street Research
Spectrum of Funds
--------------------------------------------------------------------------------

                                   [GRAPHIC]

                                   AGGRESSIVE

                                  EQUITY FUNDS
                                  ------------

                             Global Resources Fund
                              Health Sciences Fund
                              Emerging Growth Fund
                              Mid-Cap Growth Fund
                        Concentrated International Fund
                            Concentrated Growth Fund
                             Large-Cap Growth Fund
                                 Aurora Fund(1)
                               Mid-Cap Value Fund
                              Large-Cap Value Fund
                           International Equity Fund
                             Large-Cap Analyst Fund
                                Investment Trust
                                  Legacy Fund
                            Asset Allocation Fund(2)

                               FIXED INCOME FUNDS
                               ------------------

                                High Income Fund
                             Strategic Income Fund
                                Tax-Exempt Fund
                             Government Income Fund
                              Money Market Fund(3)

                                  CONSERVATIVE

(C)2002 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111-2690

CONTROL NUMBER:(exp0503)SSR-LD                                      MG-3634-0502

[LOGO] STATE STREET RESEARCH

Emerging Growth Fund
--------------------------------------------------------------------------------
                             Semiannual Report to Shareholders
                             March 31, 2002

                                    [GRAPHIC]

In This Report    Investment Update

                         plus
                            A Review of Fund Performance,
                            Key Facts and Financial Statements

--------------------------------------------------------------------------------

   Contents

2  6 Month Review
   A look at the fund and its market
   environment over the past 6 months

4  The Fund in Detail
   Portfolio holdings, financials and notes

--------------------------------------------------------------------------------

From the Chairman
Opportunity Knocks

as the U.S. emerges from the first significant economic downturn in a decade. The U.S. stock market has made up some of the ground it lost as a result of the events of September 11, and the U.S. bond markets have been the wise investor's cushion against volatility. Now, all eyes are on American business and its prospects for an upturn in profitability as the year progresses. Better earnings and fewer disappointments have already been reported from many leading companies.

[PHOTO]
Richard S. Davis

While it is not clear where the winners will come from in this new economic cycle, history has taught us to look to the companies and market sectors that are attractively priced and positioned to grow. As always, our fundamental research is focused on finding those opportunities for State Street Research funds.

Sincerely,

/s/ Richard S. Davis

Richard S. Davis
Chairman
March 31, 2002

[GRAPHIC]
6 Month Review

                            How State Street Research
                         Emerging Growth Fund Performed

State Street Research Emerging Growth Fund delivered strong gains during the reporting period.The fund returned 23.92% for the six-month period ending March 31, 2002.(1) That was slightly better than the Russell 2000(R) Growth Index, which returned 23.69% over the same period.(2) The fund also outperformed the Lipper Small-Cap Growth Funds Average, which returned 20.38% for the period.(3)

Reasons for the Fund's Performance

We had anticipated that consumer spending would be the stronger area of the economy, while corporate spending would lag, and positioned the portfolio accordingly. In fact, the consumer discretionary sector proved to be the top contributor to performance over the past six months. Our focus on commercial services, educational services and the gaming industry was the driver behind this performance. The fund's healthcare stake, specifically in pharmaceutical and lab services firms, also aided results. Some of these positions were trimmed back or sold as price targets were met or exceeded. The technology sector was the primary drag on returns. Several software companies were unable to maintain sales momentum and lowered their outlook on earnings. We felt these firms were unlikely to rebound quickly and the positions were sold.

Looking Ahead

We continue to maintain additional exposure to consumer stocks. However, we have also increased our weighting in technology, specifically semiconductors and semiconductor equipment, owing to our positive outlook. Overall, we expect the market will begin to react favorably to positive earnings news through the year. Meanwhile, inflation pressures remain benign. [_]

Class A Shares(1)

   23.92% [UP ARROW]

"We have seen signs
of economic recovery
and continue to focus
on consumer stocks,
where spending
remains strong."

[PHOTO]
Tucker Walsh
Portfolio Manager,
State Street Research
Emerging Growth Fund

Russell 2000
Growth Index(2)

   23.69% [UP ARROW]

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.


2  State Street Research Emerging Growth Fund

[GRAPHIC] The Fund at a Glance as of 3/31/02

State Street Research Emerging Growth Fund: an aggressive growth fund focusing on small emerging growth companies.

Hits & Misses

[GRAPHIC]

Hotel Reservations Network

Hotel Reservations Network is benefiting from the rapid expansion in online bookings of hotel rooms; earnings estimates have been revised substantially upward.

[GRAPHIC]

Cree Research

Cell phone and industrial areas are very weak, and the company was not able to meet growth targets. We eliminated our position in the holding.

Total Net Assets: $122 million

--------------------------------------------------------------------------------
Top 10 Holdings

      Issuer/Security                 % of fund assets

  1   Hotel Reservations Network                  3.7%

  2   Priority Healthcare                         3.0%

  3   International Game Technology               2.7%

  4   Cox Radio                                   2.7%

  5   Education Management                        2.7%

  6   LTX                                         2.6%

  7   Oakley                                      2.1%

  8   PartnerRe Holdings                          2.1%

  9   Aeroflex                                    1.9%

 10   Province Healthcare                         1.9%

      Total                                      25.4%

See page 7 for more detail.

Performance

Fund average annual total return as of 3/31/02(4, 6, 7, 8) (does not reflect sales charge)

                                                           Life of Fund
Share Class              1 Year          5 Years             (10/4/93)
--------------------------------------------------------------------------------
Class A                  20.67%           11.24%               8.54%
--------------------------------------------------------------------------------
Class B(1)               20.25%           10.53%               7.84%
--------------------------------------------------------------------------------
Class B                  20.27%           10.52%               7.83%
--------------------------------------------------------------------------------
Class C                  20.25%           10.55%               7.84%
--------------------------------------------------------------------------------
Class S                  21.44%           11.66%               8.91%
--------------------------------------------------------------------------------

Fund average annual total return as of 3/31/02(4, 5, 6, 7, 8) (at maximum applicable sales charge)

                                                           Life of Fund
Share Class              1 Year          5 Years             (10/4/93)
--------------------------------------------------------------------------------
Class A                  13.73%            9.93%               7.79%
--------------------------------------------------------------------------------
Class B(1)               15.25%           10.26%               7.84%
--------------------------------------------------------------------------------
Class B                  15.27%           10.25%               7.83%
--------------------------------------------------------------------------------
Class C                  19.25%           10.55%               7.84%
--------------------------------------------------------------------------------
Class S                  21.44%           11.66%               8.91%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Top 5 Industries
by % of fund assets

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

September 30, 2001                           March 31, 2002

Healthcare Services         8.4%             Retail                   9.0%
Healthcare Facilities       7.5%             Production Technology
Drugs &                                      Equipment                7.8%
Biotechnology               6.9%             Healthcare Services      7.3%
Banks and                                    Drugs &
Savings & Loan              6.3%             Biotechnology            7.1%
Commercial Services         6.3%             Electronics:
                                             Semiconductors/
                                             Components               6.7%

--------------------------------------------------------------------------------

Ticker Symbols

State Street Research Emerging Growth Fund

Class A: SCGAX Class B(1): SCGPX* Class B: SCGBX Class C: SGCDX Class S: SSEGX*
--------------------------------------------------------------------------------

(1)   Does not reflect sales charge.

(2) The Russell 2000 Growth Index contains those stocks within the complete Russell 2000 Index (a small-company index) that show above-average growth. The index is unmanaged and does not take transaction charges into consideration. It is not possible to invest directly in the index.

(3) The Lipper Small-Cap Growth Funds Average shows the performance of a category of mutual funds with similar goals. The Lipper Average shows you how well the fund has done compared to competing funds.

(4) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. Returns for Class B(1) reflect Class B performance through December 31, 1998. Class B(1) was introduced on January 1, 1999.

(5) Performance reflects a maximum 5.75% Class A share front-end sales charge, or 5% Class B or B(1) share or 1% Class C share contingent deferred sales charge, where applicable.

(6) Performance results for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

(7) Because the fund invests in emerging growth and special situation companies, an investment in the fund may involve greater-than-average risk and above-average price fluctuations. Small-company stocks are more volatile than large-company stocks. Favorable investments in initial public offerings ("IPOs") have helped produce short-term returns in some periods that are not typical and may not continue in the future.

(8) Class S shares, offered without sales charge, are available through certain employee benefit plans and special programs.

*     Proposed.

[GRAPHIC]
The Fund in Detail

                                                                       [GRAPHIC]

The following pages describe the fund in detail as of the date of this report. They provide a "snapshot" of the fund's holdings at one moment in time (the report date), describe the financial dimensions of its operations for the six months leading up to the report date, and give a summary of operations on per-share basis for the past five fiscal years. There's also an overview of the fund and its business structure, as well as information on the accounting policies the fund uses in arriving at the figures it presents here.

Together, the words and numbers in this section offer a comprehensive picture of the fund and its recent activities. In fact, the text and notes on pages 5 to 16 are an integral part of the financial statements, which wouldn't be complete without them.

For more information about the fund's strategies, risks and expenses, refer to the fund's prospectus; you'll need to read it before making any investments. The prospectus also has more details on the fund's share classes and its policies for shareholder accounts. To obtain a copy of any State Street Research prospectus, see the back cover of this report.

Keep in mind that in annual reports, the portfolio holdings and financial statements are audited, while in semiannual reports they are unaudited.


4  State Street Research Emerging Growth Fund

About the Fund
--------------------------------------------------------------------------------

Business Structure

State Street Research Emerging Growth Fund is a mutual fund that allows shareholders to pool their assets for investment in a portfolio of securities. This fund is a series of State Street Research Capital Trust, a Massachusetts business trust,and is an open-end management investment company.

Four entities administer the fund's main business functions:

     o The board of trustees oversees the fund with its shareholders' interests in mind and have ultimate responsibility for the fund's activities.

     o The investment manager, State Street Research & Management Company, is responsible for the fund's investment and business activities and receives the management fee as compensation.

     o The distributor, State Street Research Investment Services, Inc., sells shares of the fund, handles investor inquiries and transaction orders and provides other shareholder services.

     o The custodian, State Street Bank and Trust Company, holds fund securities, provides data on their market value, and handles related services.

The investment manager and the distributor are subsidiaries of MetLife, Inc. ("MetLife"). State Street Bank and Trust Company is not affiliated with MetLife (the similarity between its name and the names of the investment manager and distributor is coincidental). A majority of the trustees consists of people who are not affiliated with MetLife or any of its subsidiaries. The distributor pays a portion of its fees to MetLife for services it provides, including maintaining the accounts of some investors who hold shares through their firm's employee benefit plans and other sponsored arrangements.

Goal and Strategy

The fund seeks to provide growth of capital by investing primarily in emerging growth companies, with an emphasis on small companies.

Share Classes

The fund generally offers four share classes, each with its own sales charge and expense structure.The fund also offers an additional class of shares (Class B) but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of other State Street Research funds.

Class A shares are subject to an initial sales charge of up to 5.75% and pay service and distribution fees equal to 0.30% of average daily net assets. Class B(1) and Class B shares pay annual service and distribution fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase, and also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of the investment manager, and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees.

            The text and notes are an integral part of the financial statements.

The Fund's Accounting Policies
--------------------------------------------------------------------------------

In keeping with accounting principles generally accepted in the United States, the fund has used the following policies in preparing the portfolio holdings and financial statements in this report:

The fund values all portfolio securities as of the date of this report (or, if that day wasn't a business day, then the most recent business day). The fund uses the following methods for determining the values of various types of securities:

     o Listed securities - The fund uses the price of the last sale on a national securities exchange that was quoted before the close of the New York Stock Exchange.

     o Over-the-counter securities - The fund uses the closing prices quoted on the Nasdaq system. If a security hasn't traded that day, or if it is not quoted on the Nasdaq system, the value is set at halfway between the closing bid and asked quotations.

     o Securities maturing within 60 days - The fund adjusts the value of these securities daily, moving them closer to the amount due on maturity as the maturity date approaches.

     o Foreign securities - If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account.

The fund accounts for each purchase and sale of portfolio securities on the trade date. In calculating realized gains or losses, the fund takes as its cost basis the identified cost of securities sold.

The fund records investment income from portfolio securities as follows:

     o    Interest - The fund accrues interest daily as it earns it.

     o    Cash dividends - The fund accrues these on the ex-dividend date.

The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in the amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the collateral has declined in value, the fund could lose money. The fund accounts for income from the lending of its securities by including it in interest income.

The fund distributes its net earnings to its shareholders. The fund calculates these distributions using federal income tax regulations. As a result, they may be different than if the fund used generally accepted accounting principles. The difference is primarily due to differing treatments for wash sale deferrals.The fund distributes its earnings on the following schedule:

     o Dividends from net investment income - The fund ordinarily declares and pays these annually, if any.

     o Net realized capital gains - The fund distributes these annually, if any.

If the fund has no earnings to distribute, it won't make a distribution.

The fund does not intend to pay federal income tax.This is because it has elected to be exempt from taxes under Subchapter M of the Internal Revenue Code, in part because it makes distributions as described above.

The fund pays expenses as follows:

     o Expenses attributed to the fund - The fund pays these directly. Examples of these expenses include the management fee, transfer agent fee, custodian fee, and distribution and service fees.

     o Expenses attributed to the trust of which the fund is a series - These expenses are divided up among all funds in the trust. Each fund pays a proportional share. Examples of these expenses include the legal fees and trustees' fees.

The fund has used certain estimates and assumptions in preparing this report. Although they are necessary in order to follow generally accepted accounting principles, these estimates and assumptions affect several key areas, including the reported amounts of assets and liabilities, and income and expenses. Actual results could differ from those estimates.

The text and notes are an integral part of the financial statements.


6  State Street Research Emerging Growth Fund

Portfolio Holdings
--------------------------------------------------------------------------------
March 31, 2002 (unaudited)

The listings that begin on this page detail the fund's investment holdings as of the report date. We have grouped the holdings by asset class and then by specific industry.

The solid colored circles (1) show the fund's ten largest holdings, with the number in the circle showing where the holding ranks in the top ten.

--------------------------------------------------------------------------------
Notes about specific elements of the financials are called out in boxes such as this.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEY TO SYMBOLS

*     Denotes a security which has not paid a dividend during the last year.
--------------------------------------------------------------------------------

      Issuer                                           Shares          Value
      --------------------------------------------------------------------------
      Common Stocks  96.9% of net assets

      Automobiles & Transportation  2.7% of net assets
      --------------------------------------------------------------------------

      Truckers 2.7%
      Forward Air Corp.*                                24,300         $769,095
      J.B. Hunt Transportation Services Inc.*           52,700        1,498,261
      Knight Transportation Inc.*                       46,800          989,352
                                                                  -------------
      Total Automobiles & Transportation                              3,256,708
                                                                  -------------

      Consumer Discretionary  38.7% of net assets
      --------------------------------------------------------------------------

      Casinos/Gambling, Hotel/Motel 6.1%
      Harrah's Entertainment Inc.*                      11,500          508,990
(3)   International Game Technology Inc.*               53,900        3,359,048
      Mandalay Resort Group*                            60,800        1,866,560
      Shuffle Master Inc.*                              30,700          634,262
      Station Casinos Inc.*                             65,400        1,088,910
                                                                  -------------
                                                                      7,457,770
                                                                  -------------

      Commercial Services 6.1%
      Administaff Inc.*                                 37,600        1,038,888
      Expedia Inc. Cl. A*                               28,500        1,990,440
(1)   Hotel Reservations Network Inc. Cl. A*            76,200        4,490,466
                                                                  -------------
                                                                      7,519,794
                                                                  -------------

      Communications, Media & Entertainment 4.1%
(4)   Cox Radio, Inc. Cl. A*                           116,500        3,308,600
      Hollywood Entertainment Corp.*                   101,400        1,703,520
                                                                  -------------
                                                                      5,012,120
                                                                  -------------

      Consumer Products 2.1%
(7)   Oakley Inc.*                                     143,400        2,566,860
                                                                  -------------

      Consumer Services 5.5%
      Career Education Corp.*                           28,400        1,124,640
      Corinthian Colleges Inc.*                         21,400        1,081,770
(5)   Education Management Corp.*                       76,900        3,242,873
      Rent-A-Center Inc.*                               24,800        1,267,032
                                                                  -------------
                                                                      6,716,315
                                                                  -------------

      Leisure Time 2.9%
      Bally Total Fitness Holding Corp.*                17,400          381,930
      Penn National Gaming Inc.*                        46,900        1,642,438
      West Marine Inc.*                                 73,500        1,484,700
                                                                  -------------
                                                                      3,509,068
                                                                  -------------

      Restaurants 2.9%
      Applebees International Inc.                      26,900          976,470
      P. F. Chang's China Bistro Inc.*                  15,100        1,006,113
      Ruby Tuesday Inc.                                 68,500        1,592,625
                                                                  -------------
                                                                      3,575,208
                                                                  -------------

            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
March 31, 2002 (unaudited)

       Issuer                                           Shares          Value
       -------------------------------------------------------------------------

       Retail 9.0%
       Abercrombie & Fitch Co.*                         36,400       $1,121,120
       Charlotte Russe Holding Inc.*                    33,900          879,366
       Circuit City Stores Inc.*                        23,400          605,124
       Fisher Scientific International Inc.*            72,300        2,031,630
       Michaels Stores Inc.*                            29,800        1,126,440
       O'Reilly Automotive Inc.*                        26,500          836,605
       Petco Animal Supplies Inc.*                      22,000          518,980
       Priceline.com, Inc.*                            143,000          747,890
       Too Inc.*                                        45,900        1,353,591
       Tuesday Morning Corp.*                           43,100          879,283
       Tweeter Home Entertainment
         Group Inc.*                                    45,300          885,615
                                                                  -------------
                                                                     10,985,644
                                                                  -------------
       Total Consumer Discretionary                                  47,342,779
                                                                  -------------

       Financial Services 9.5% of net assets
       -------------------------------------------------------------------------

       Banks & Savings & Loan 3.6%
       Investors Financial Services Co.                 18,800        1,429,740
       New York Community Bancorp Inc.                  71,575        1,979,049
       Seacoast Financial Services Corp.                47,300          931,337
                                                                  -------------
                                                                      4,340,126
                                                                  -------------

       Financial Data Processing Services & Systems 0.8%
       PRG Shultz International Inc.*                   70,500          990,525
                                                                  -------------

       Insurance 3.9%
       Markel Corp.*                                    11,137        2,266,491
(8)    PartnerRe Holdings Ltd.                          46,700        2,549,820
                                                                  -------------
                                                                      4,816,311
                                                                  -------------

       Miscellaneous Financial 0.6%
       Metris Companies Inc.                            34,300          686,000
                                                                  -------------

       Securities Brokerage & Services 0.6%
       Investment Technology Group*                     14,950          788,463
                                                                  -------------
       Total Financial Services                                      11,621,425
                                                                  -------------

       Healthcare 15.5% of net assets
       -------------------------------------------------------------------------

       Drugs & Biotechnology 7.1%
       Charles River Laboratories Inc.*                 62,700        1,943,700
       Gene Logic Inc.*                                 50,000          973,000
       Harvard Bioscience Inc.*                         91,900          807,801
       InterMune Inc.*                                  20,400          613,428
       OSI Pharmaceuticals Inc.*                        15,200          595,080
(2)    Priority Healthcare Corp. Cl. B*                143,100        3,722,031
                                                                  -------------
                                                                      8,655,040
                                                                  -------------

       Healthcare Facilities 1.1%
       Laboratory Corp. of America Hldgs.*              14,200        1,361,212
                                                                  -------------

       Healthcare Services 7.3%
       Advance PCS*                                     73,900       $2,223,651
       Caremark Rx Inc.*                                82,000        1,599,000
       Community Health Systems Inc.*                   67,700        1,496,847
(10)   Province Healthcare Co.*                         71,900        2,284,263
       Select Medical Corp.*                            81,700        1,308,017
                                                                  -------------
                                                                      8,911,778
                                                                  -------------
       Total Healthcare                                              18,928,030
                                                                  -------------

       Other Energy 1.7% of net assets
       -------------------------------------------------------------------------

       Oil & Gas Producers 0.8%
       Pogo Producing Co.                               32,700        1,036,590
                                                                  -------------

       Oil Well Equipment & Services 0.9%
       W-H Energy Services Inc.*                        49,000        1,058,400
                                                                  -------------
       Total Other Energy                                             2,094,990
                                                                  -------------

       Producer Durables 11.7% of net assets
       -------------------------------------------------------------------------

       Homebuilding 0.2%
       WCI Communities Inc.*                            11,100          270,840
                                                                  -------------

       Industrial Products 0.7%
       Roper Industries Inc.                            18,000          895,320
                                                                  -------------

       Machinery 3.0%
       FSI International, Inc.*                        159,800        1,791,358
       Helix Technology Corp.                           73,900        1,871,148
                                                                  -------------
                                                                      3,662,506
                                                                  -------------

       Production Technology Equipment 7.8%
       Brooks Automation Inc.*                          40,300        1,831,232
       Electroglas Inc.*                                70,000        1,183,000
       Kulicke & Soffa Industries, Inc.*                36,600          761,646
(6)    LTX Corp.*                                      115,900        3,151,321
       Nanometrics Inc.*                                59,300        1,093,492
       Varian Semiconductor Equipment Inc.*             33,100        1,489,500
                                                                  -------------
                                                                      9,510,191
                                                                  -------------
       Total Producer Durables                                       14,338,857
                                                                  -------------

       Technology 15.9% of net assets
       -------------------------------------------------------------------------

       Communications Technology 2.1%
       Anaren Microwave Inc.*                           89,300        1,297,529
       Spectrian Corp.*                                 86,100        1,232,952
                                                                  -------------
                                                                      2,530,481
                                                                  -------------

       Computer Software 3.9%
       Borland Software Corp.*                          56,800          738,968
       J.D. Edwards & Co.*                              42,400          764,896
       Manhattan Associates Inc.*                       24,000          914,400
       Precise Software Solutions Ltd.*                 32,300          752,267
       Websense Inc.*                                   65,300        1,642,948
                                                                  -------------
                                                                      4,813,479
                                                                  -------------

The text and notes are an integral part of the financial statements.


8  State Street Research Emerging Growth Fund

       Issuer                                         Shares          Value
       -----------------------------------------------------------------------

       Computer Technology 0.7%
       Computer Network Technology Corp.*             62,200         $822,284
                                                                -------------

       Electronics 2.5%
(9)    Aeroflex Inc.*                                181,750        2,337,305
       Kopin Corp.*                                   74,700          680,517
       Pemstar Inc.*                                   3,800           36,480
                                                                -------------
                                                                    3,054,302
                                                                -------------

       Electronics: Semiconductors/Components 6.7%
       Alpha Industries Inc.*                         22,200          338,550
       Artisan Components Inc.*                       58,800          976,080
       Cypress Semiconductor Corp.*                   98,000        2,254,000
       ESS Technology Inc.*                           18,400          381,616
       Globespan Virata Inc.*                         66,300          989,196
       Oak Technology, Inc.*                         115,100        1,712,688
       Silicon Storage Technology Inc.*              146,200        1,542,410
                                                                -------------
                                                                    8,194,540
                                                                -------------
       Total Technology                                            19,415,086
                                                                -------------

       Utilities 0.9% of net assets
       -----------------------------------------------------------------------

       Telecommunications 0.9%
       Alamosa Holdings Inc.*                        219,700        1,105,091
                                                                -------------
       Total Utilities                                              1,105,091
                                                                -------------

       Non-U.S. Equities 0.3% of net assets
       -----------------------------------------------------------------------
       ATI Technologies Inc.*                         29,300          392,620
                                                                -------------
       Total Non-U.S. Equities                                        392,620
                                                                -------------

       Total Common Stocks                                        118,495,586(a)
                                                                -------------

                                                   Principal
                                                    Amount
       -----------------------------------------------------------------------

       Commercial Paper  2.9% of net assets

       Citicorp.,
         1.65%, 4/01/2002                           $276,000         $276,000
       Citicorp.,
         1.65%, 4/02/2002                          2,000,000        1,999,908
       General Electric Capital Corp.,
         1.80%, 4/03/2002                          1,277,000        1,276,872
                                                                -------------

       Total Commercial Paper                                       3,552,781(b)
                                                                -------------

       Repurchase Agreements
       0.6% of net assets

       State Street Bank and Trust Co., dated
         3/28/02, repurchase proceeds
         $721,052, collateralized by $725,000
         U.S. Treasury Note, 4.25%, due
         5/31/03, market value $745,976             $721,000         $721,000
                                                                -------------

       Total Repurchase Agreements                                    721,000(c)
                                                                -------------

                                                     % of
                                                  Net Assets
       -----------------------------------------------------------------------

       Summary of Portfolio Assets

       Investments                                   100.4%      $122,769,367(d)
       Cash and Other Assets,
         Less Liabilities                             (0.4%)         (518,796)
                                                     -----      -------------
       Net Assets                                    100.0%      $122,250,571
                                                     =====      =============

--------------------------------------------------------------------------------
Federal Income Tax Information

At March 31, 2002, the net unrealized
appreciation of investments based on cost for federal income tax purposes of $108,388,945 was as follows:

Aggregate gross unrealized appreciation
for all investments in which there is an
excess of value over tax cost                                      $17,854,543

Aggregate gross unrealized depreciation
for all investments in which there is an
excess of tax cost over value                                       (3,474,121)
                                                                   -----------
                                                                   $14,380,422
                                                                   ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(a) The fund paid a total of $103,435,529 for these securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(b) The fund paid a total of $3,552,781 for these securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(c) The fund paid a total of $721,000 for these securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(d) The fund paid a total of $107,709,310 for these securities.
--------------------------------------------------------------------------------

At September 30, 2001, the fund had a capital loss carryforward of $3,427,141 available, to the extent provided in regulations, to offset future capital gains, if any, which expires on September 30, 2009.

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the fund is required to measure and distribute annually, if necessary, net capital gains realized during a 12-month period ending October 31. In this connection, the fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. From November 1, 2000 through September 30, 2001, the fund incurred net capital losses of approximately $8,135,000 and intends to defer and treat such losses as arising in the fiscal year ended September 30, 2002.

            The text and notes are an integral part of the financial statements.

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
March 31, 2002 (unaudited)

This is the fund's balance sheet as of the report date. It shows the fund's total assets, its liabilities and, by subtraction, its net assets. It also shows the share price for each share class as of the report date.

Assets

Investments, at market value*                               $122,769,367(1)
Collateral for securities on loan                             31,387,910
Cash                                                                 773
Receivable for securities sold                                   803,199
Receivable for fund shares sold                                  559,260
Interest receivable                                                   52
Other assets                                                      52,221
                                                            ------------
                                                             155,572,782

Liabilities

Payable for collateral received on securities loaned          31,387,910
Payable for securities purchased                               1,266,620
Payable for fund shares redeemed                                 211,686
Accrued transfer agent and shareholder services                  101,800
Accrued management fee                                            71,858
Accrued distribution and service fees                             61,721
Accrued administration fee                                        16,066
Accrued trustees' fees                                             4,122
Other accrued expenses                                           200,428
                                                            ------------
                                                              33,322,211
                                                            ------------

Net Assets                                                  $122,250,571
                                                            ============
Net Assets consist of:
  Unrealized appreciation of investments                    $ 15,060,057
  Accumulated net realized loss                              (13,391,859)
  Paid-in capital                                            120,582,373
                                                            ------------
                                                            $122,250,571(2)
                                                            ============

*   Includes securities on loan valued at $30,482,174

--------------------------------------------------------------------------------
(1) The fund paid a total of $107,709,310 for these securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(2)                 Net Asset Value (NAV) of Each Share Class
Except where noted, the NAV is the offering and the redemption price for each class.

   Class     Net Assets   /  Number of Shares   =    NAV

     A      $51,231,720          4,456,071         $11.50*
     B(1)   $16,608,490          1,562,899         $10.63**
     B      $39,743,187          3,742,231         $10.62**
     C       $6,780,496            637,699         $10.63**
     S       $7,886,678            660,181         $11.95

*     Maximum offering price per share = $12.20 ($11.50 / 0.9425)
**    Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent defferd sales charge.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.


10  State Street Research Emerging Growth Fund

Statement of Operations
--------------------------------------------------------------------------------
For the six months ended March 31, 2002 (unaudited)

This shows what the fund earned and lost over the report period, and what its expenses were.

Investment Income

Dividends                                                         $83,813
Interest                                                          215,498(1)
                                                             ------------
                                                                  299,311

Expenses

Management fee                                                    422,087(2)
Transfer agent and shareholder services                           269,551(3)
Reports to shareholders                                           159,668
Distribution and service fees - Class A                            66,324(4)
Distribution and service fees - Class B(1)                         74,525(4)
Distribution and service fees - Class B                           200,909(4)
Distribution and service fees - Class C                            30,553(4)
Custodian fee                                                      57,228
Registration fees                                                  35,194
Administration fee                                                 33,860(5)
Audit fee                                                          12,896
Legal fees                                                          6,410
Miscellaneous                                                      10,756
                                                             ------------
                                                                1,379,961
Expenses borne by the distributor                                (376,576)(6)
Fees paid indirectly                                              (12,013)(7)
                                                             ------------
                                                                  991,372
                                                             ------------
Net investment loss                                              (692,061)
                                                             ------------

Realized and Unrealized Gain
(Loss) on Investments

Net realized loss on investments                                 (766,029)(8)

Change in unrealized appreciation of investments               24,760,906
                                                             ------------
Net gain on investments                                        23,994,877
                                                             ------------
Net increase in net assets resulting
  from operations                                             $23,302,816
                                                             ============

--------------------------------------------------------------------------------
(1) Includes $102,914 in income from the lending of portfolio securities. As of the report date, the fund had a total of $30,482,174 of securities out on loan and was holding a total of $31,387,910 in collateral (consisting entirely of cash collateral invested in State Street Navigator Securities Lending Prime Portfolio) related to those loans.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(2)   The management fee is 0.75% of fund net assets, annually.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(3) Includes a total of $124,305 paid to the distributor for the services it provided and to MetLife for similar services it provided, including maintaining the accounts of some investors who hold shares through the firm's employee benefit plans and other sponsored arrangements. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(4) Payments made to the distributor under the fund's 12b-1 plans. The fees cover personal services and the maintenance of shareholder accounts. The fees also cover distribution and marketing expenditures for the sale of fund shares. For Class A, Class B, and Class C shares, the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of March 31, 2002, there were $161,503, $422,384 and $1,070,070 for Class A, Class B, and Class C, respectively, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) shares, the payments compensate the distributor for services and expenditures incurred under the plan, and note of the payments are returnable to the fund.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(5) Payments made to the investment manager for certain administrative costs incurred in providing other assistance and services to the fund. The fee is based on a fixed amount that has been allocated equally among State Street Research funds.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(6) Represents the share of expenses that the fund's distributor and its affiliates paid voluntarily.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(7)   Represents transfer agents credits earned from uninvested cash balances.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(8) The fund sold $105,348,427 worth of securities. During this same period, the fund also bought $105,808,837 worth of securities. These figures don't include short-term obligations or U.S. government securities.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

This shows how the fund's size changed over the report period, including changes that resulted from investment performance as well as those that resulted from shareholders buying and selling fund shares.

                                                               Six months ended
                                             Year ended         March 31, 2002
                                         September 30, 2001      (unaudited)
--------------------------------------------------------------------------------

Increase (Decrease) in Net Assets

Operations:
Net investment loss                           ($1,289,665)         ($692,061)
Net realized loss on investments              (12,243,516)          (766,029)
Change in unrealized
  appreciation (depreciation)
  of investments                              (31,295,066)        24,760,906
                                           ---------------------------------
Net increase (decrease)
  resulting from operations                   (44,828,247)        23,302,816
                                           ---------------------------------

Distribution from capital gains:
  Class A                                      (7,413,712)                --
  Class B(1)                                   (2,667,373)                --
  Class B                                      (9,359,983)                --
  Class C                                      (1,371,618)                --
  Class S                                      (1,205,994)                --
                                           ---------------------------------
                                              (22,018,680)                --
                                           ---------------------------------
Net increase (decrease) from
  fund share transactions                      13,315,610           (996,546)(1)
                                           ---------------------------------
Total increase (decrease)
  in net assets                               (53,531,317)        22,306,270
                                           ---------------------------------

Net Assets

Beginning of period                           153,475,618         99,944,301
                                           ---------------------------------
End of period                                 $99,944,301       $122,250,571
                                           =================================

The text and notes are an integral part of the financial statements.


12  State Street Research Emerging Growth Fund

--------------------------------------------------------------------------------
(1) These transactions break down by share class as follows:

                                                                                       Six months ended
                                                       Year ended                       March 31, 2002
                                                   September 30, 2001                    (unaudited)
                                             ----------------------------------------------------------------
Class A                                         Shares           Amount             Shares          Amount
=============================================================================================================
 Shares sold                                  9,849,382      $109,577,769         3,665,625       $39,088,425*

 Issued upon reinvestment of
  distribution from capital gains               668,896         7,242,330                --                --

 Shares redeemed                             (9,586,304)     (107,807,469)       (3,474,467)      (36,559,682)
                                            -----------------------------------------------------------------
 Net increase                                   931,974        $9,012,630           191,158        $2,528,743
                                            =================================================================

Class B(1)                                      Shares           Amount             Shares          Amount
=============================================================================================================
 Shares sold                                    416,132        $4,489,350           198,430        $2,015,073**

 Issued upon reinvestment of
  distribution from capital gains               262,690         2,645,270                --                --

 Shares redeemed                               (287,077)       (2,912,385)         (118,866)       (1,174,263)***
                                            -----------------------------------------------------------------
 Net increase                                   391,745        $4,222,235            79,564          $840,810
                                            =================================================================

Class B                                         Shares           Amount             Shares          Amount
=============================================================================================================
 Shares sold                                     96,558        $1,069,414            71,439          $727,682

 Issued upon reinvestment of
  distribution from capital gains               886,545         8,918,639                --                --

 Shares redeemed                             (1,054,032)      (11,038,728)         (579,483)       (5,902,753)***
                                            -----------------------------------------------------------------
 Net decrease                                   (70,929)      ($1,050,675)         (508,044)      ($5,175,071)
                                            =================================================================

Class C                                         Shares           Amount             Shares          Amount
=============================================================================================================
 Shares sold                                     84,962          $914,691           111,526        $1,146,756**

 Issued upon reinvestment of
  distribution from capital gains               125,516         1,263,948                --                --

 Shares redeemed                               (189,599)       (1,934,930)          (93,377)         (946,771)****
                                            -----------------------------------------------------------------
 Net increase                                    20,879          $243,709            18,149          $199,985
                                            =================================================================

Class S                                         Shares           Amount             Shares          Amount
=============================================================================================================
 Shares sold                                    429,888        $4,933,514           390,760        $4,355,895

 Issued upon reinvestment of
  distribution from capital gains               107,796         1,205,177                --                --

 Shares redeemed                               (463,816)       (5,250,980)         (334,890)       (3,746,908)
                                            -----------------------------------------------------------------
 Net increase                                    73,868          $887,711            55,870          $608,987
                                            =================================================================

      The trustees have the authority to issue an unlimited number of fund shares, with a $0.001 par value per share.

* Sales charges collected by the distributor and MetLife were $6,851 and $15,762.

** Like all broker/dealers, MetLife received commissions that were calculated as a percentage of these sales but the commissions of $23,757 and $63 for Class B(1) and Class C, were paid by the distributor, not the fund.

*** Includes $15,769 and $16,188 in deferred sales charges collected by the distributor for Class B(1) and Class B.

****  Includes $308 in deferred sales charges collected by the distributor.

            The text and notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------
These provide a summary of each share class's financial performance, for the past five years.

                                                                                             Class A
                                                             =======================================================================
                                                                             Years ended September 30               Six months ended
                                                             ----------------------------------------------------    March 31, 2002
Per-Share Data                                               1997 (a)   1998 (a)   1999 (a)   2000 (a)   2001 (a)    (unaudited) (a)
====================================================================================================================================
 Net asset value, beginning of period ($)                      11.33      15.53       8.86      11.01      16.08         9.27
                                                              ------     ------     ------     ------     ------       ------
  Net investment loss ($)*                                     (0.08)     (0.05)     (0.08)     (0.14)     (0.08)       (0.05)

  Net realized and unrealized gain (loss) on investments ($)    5.13      (4.01)      2.60       5.21      (4.45)        2.28
                                                              ------     ------     ------     ------     ------       ------
 Total from investment operations ($)                           5.05      (4.06)      2.52       5.07      (4.53)        2.23
                                                              ------     ------     ------     ------     ------       ------
  Distributions from capital gains ($)                         (0.85)     (2.61)     (0.37)        --      (2.28)          --
                                                              ------     ------     ------     ------     ------       ------
 Total distributions ($)                                       (0.85)     (2.61)     (0.37)        --      (2.28)          --
                                                              ------     ------     ------     ------     ------       ------
 Net asset value, end of period ($)                            15.53       8.86      11.01      16.08       9.27        11.50
                                                              ======     ======     ======     ======     ======       ======
 Total return (%) (b)                                          48.00     (29.97)     29.10      46.05     (30.22)       24.06 (d)

Ratios / Supplemental Data
====================================================================================================================================
 Net assets at end of period ($ thousands)                    34,446     30,858     31,384     53,600     39,522       51,232

 Expense ratio (%)*                                             1.35       1.35       1.37       1.38       1.44         1.42 (e)

 Expense ratio after expense reductions (%)*                    1.35       1.35       1.35       1.37       1.40         1.40 (e)

 Ratio of net investment loss to average net assets (%)*       (0.64)     (0.45)     (0.75)     (0.90)     (0.69)       (0.87)(e)

 Portfolio turnover rate (%)                                  273.33      98.30      93.38     218.99     281.64        97.09

 *Reflects voluntary reduction of expenses of
 these amounts (%)                                              0.30       0.16       0.50       0.22       0.63         0.67 (e)

                                                                                                  Class B(1)
                                                                               =====================================================
                                                                                    Years ended September 30       Six months ended
                                                                               ----------------------------------   March 31, 2002
Per-Share Data                                                                  1999 (a)(c)   2000 (a)   2001 (a)   (unaudited) (a)
====================================================================================================================================
 Net asset value, beginning of period ($)                                          10.22        10.46      15.17         8.60
                                                                                  ------       ------     ------       ------
  Net investment loss ($) *                                                        (0.12)       (0.24)     (0.15)       (0.08)

  Net realized and unrealized gain (loss) on investments ($)                        0.36         4.95      (4.14)        2.11
                                                                                  ------       ------     ------       ------
 Total from investment operations ($)                                               0.24         4.71      (4.29)        2.03
                                                                                  ------       ------     ------       ------
  Distribution from capital gains ($)                                                 --           --      (2.28)          --
                                                                                  ------       ------     ------       ------
 Total distributions ($)                                                              --           --      (2.28)          --
                                                                                  ------       ------     ------       ------
 Net asset value, end of period ($)                                                10.46        15.17       8.60        10.63
                                                                                  ======       ======     ======       ======
 Total return (%) (b)                                                               2.35 (d)    45.03     (30.48)       23.60 (d)

Ratios/Supplemental Data
====================================================================================================================================
 Net assets at end of period ($ thousands)                                         3,767       16,554     12,749       16,608

 Expense ratio (%) *                                                                2.12 (e)     2.11       2.14         2.12 (e)

 Expense ratio after expense reductions (%)*                                        2.10 (e)     2.10       2.10         2.10 (e)

 Ratio of net investment loss to average net assets (%) *                          (1.59) (e)   (1.59)     (1.39)       (1.57) (e)

 Portfolio turnover rate (%)                                                       93.38       218.99     281.64        97.09

 *Reflects voluntary reduction of expenses of
 these amounts (%)                                                                  0.50 (e)     0.22       0.63         0.67 (e)

The text and notes are an integral part of the financial statements.


14  State Street Research Emerging Growth Fund

                                                                                             Class B
                                                             =======================================================================
                                                                           Years ended September 30                Six months ended
                                                             ----------------------------------------------------   March 31, 2002
Per-Share Data                                               1997 (a)   1998 (a)   1999 (a)   2000 (a)   2001 (a)   (unaudited) (a)
====================================================================================================================================
 Net asset value, beginning of period ($)                      11.11      15.09       8.48      10.46      15.16         8.60
                                                              ------     ------     ------     ------     ------       ------
  Net investment loss ($)*                                     (0.16)     (0.14)     (0.15)     (0.24)     (0.15)       (0.08)

  Net realized and unrealized gain (loss) on investments ($)    4.99      (3.86)      2.50       4.94      (4.13)        2.10
                                                              ------     ------     ------     ------     ------       ------
 Total from investment operations ($)                           4.83      (4.00)      2.35       4.70      (4.28)        2.02
                                                              ------     ------     ------     ------     ------       ------
  Distributions from capital gains ($)                         (0.85)     (2.61)     (0.37)        --      (2.28)          --
                                                              ------     ------     ------     ------     ------       ------
 Total distributions ($)                                       (0.85)     (2.61)     (0.37)        --      (2.28)          --
                                                              ------     ------     ------     ------     ------       ------
 Net asset value, end of period ($)                            15.09       8.48      10.46      15.16       8.60        10.62
                                                              ======     ======     ======     ======     ======       ======
 Total return (%) (b)                                          46.91     (30.56)     28.37      44.93     (30.42)       23.49 (d)

Ratios/Supplemental Data
====================================================================================================================================

 Net assets at end of period ($ thousands)                    40,512     46,315     44,377     65,496     36,531       39,743

 Expense ratio (%)*                                             2.10       2.10       2.12       2.11       2.14         2.12 (e)

 Expense ratio after expense reductions (%)*                    2.10       2.10       2.10       2.10       2.10         2.10 (e)

 Ratio of net investment loss to average net assets (%)*       (1.40)     (1.20)     (1.50)     (1.64)     (1.39)       (1.57) (e)

 Portfolio turnover rate (%)                                  273.33      98.30      93.38     218.99     281.64        97.09

 *Reflects voluntary reduction of expenses of
 these amounts (%)                                              0.30       0.16       0.50       0.22       0.63         0.67 (e)

                                                                                             Class C
                                                             =======================================================================
                                                                           Years ended September 30                Six months ended
                                                             ----------------------------------------------------   March 31, 2002
Per-Share Data                                               1997 (a)   1998 (a)   1999 (a)   2000 (a)   2001 (a)   (unaudited) (a)
====================================================================================================================================
 Net asset value, beginning of period ($)                      11.10      15.10       8.49      10.46      15.17         8.61
                                                              ------     ------     ------     ------     ------       ------
  Net investment loss ($)*                                     (0.16)     (0.14)     (0.15)     (0.24)     (0.15)       (0.08)

  Net realized and unrealized gain (loss) on investments ($)    5.01      (3.86)      2.49       4.95      (4.13)        2.10
                                                              ------     ------     ------     ------     ------       ------
 Total from investment operations ($)                           4.85      (4.00)      2.34       4.71      (4.28)        2.02
                                                              ------     ------     ------     ------     ------       ------
  Distributions from capital gains ($)                         (0.85)     (2.61)     (0.37)        --      (2.28)          --
                                                              ------     ------     ------     ------     ------       ------
 Total distributions ($)                                       (0.85)     (2.61)     (0.37)        --      (2.28)          --
                                                              ------     ------     ------     ------     ------       ------
 Net asset value, end of period ($)                            15.10       8.49      10.46      15.17       8.61        10.63
                                                              ======     ======     ======     ======     ======       ======
 Total return (%) (b)                                          47.15     (30.52)     28.21      45.03     (30.40)       23.46 (d)

Ratios /Supplemental Data
====================================================================================================================================

 Net assets at end of period ($ thousands)                     7,460      7,012      6,545      9,082      5,332        6,780

 Expense ratio (%)*                                             2.10       2.10       2.12       2.11       2.14         2.12 (e)

 Expense ratio after expense reductions (%)*                    2.10       2.10       2.10       2.10       2.10         2.10 (e)

 Ratio of net investment loss to average net assets (%)*       (1.41)     (1.20)     (1.50)     (1.63)     (1.39)       (1.57) (e)

 Portfolio turnover rate (%)                                  273.33      98.30      93.38     218.99     281.64        97.09

 *Reflects voluntary reduction of expenses of
 these amounts (%)                                              0.30       0.16       0.50       0.22       0.63         0.67 (e)

(a)   Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily reduced the fund's expenses.
(c)   January 1, 1999 (commencement of share class) to September 30, 1999.
(d)   Not annualized.
(e)   Annualized.

            The text and notes are an integral part of the financial statements.

                                                                                             Class S
                                                             =======================================================================
                                                                           Years ended September 30                Six months ended
                                                             ----------------------------------------------------   March 31, 2002
Per-Share Data                                               1997 (a)   1998 (a)   1999 (a)   2000 (a)   2001 (a)   (unaudited) (a)
====================================================================================================================================
 Net asset value, beginning of period ($)                      11.44      15.73       9.02      11.26      16.48         9.62
                                                              ------     ------     ------     ------     ------       ------
  Net investment loss ($)*                                     (0.04)     (0.02)     (0.05)     (0.10)     (0.04)       (0.03)

  Net realized and unrealized gain (loss) on investments ($)    5.18      (4.08)      2.66       5.32      (4.54)        2.36
                                                              ------     ------     ------     ------     ------       ------
 Total from investment operations ($)                           5.14      (4.10)      2.61       5.22      (4.58)        2.33
                                                              ------     ------     ------     ------     ------       ------
  Distributions from capital gains ($)                         (0.85)     (2.61)     (0.37)        --      (2.28)          --
                                                              ------     ------     ------     ------     ------       ------
 Total distributions ($)                                       (0.85)     (2.61)     (0.37)        --      (2.28)          --
                                                              ------     ------     ------     ------     ------       ------
 Net asset value, end of period ($)                            15.73       9.02      11.26      16.48       9.62        11.95
                                                              ======     ======     ======     ======     ======       ======
 Total return (%) (b)                                          48.34     (29.83)     29.59      46.36     (29.73)       24.22 (d)

Ratios/Supplemental Data
====================================================================================================================================
 Net assets at end of period ($ thousands)                     7,008      4,958      6,432      8,744      5,810        7,887

 Expense ratio (%)*                                             1.10       1.10       1.12       1.11       1.14         1.12 (e)

 Expense ratio after expense reductions (%)*                    1.10       1.10       1.10       1.10       1.10         1.10 (e)

 Ratio of net investment loss to average net assets (%)*       (0.39)     (0.19)     (0.51)     (0.64)     (0.39)       (0.57) (e)

 Portfolio turnover rate (%)                                  273.33      98.30      93.38     218.99     281.64        97.09

 *Reflects voluntary reduction of expenses of
 these amounts (%)                                              0.30       0.16       0.50       0.22       0.63         0.67 (e)

(a)   Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily reduced the fund's expenses.
(c)   January 1, 1999 (commencement of share class) to September 30, 1999.
(d)   Not annualized.
(e)   Annualized.

The text and notes are an integral part of the financial statements.


16  State Street Research Emerging Growth Fund

Board of Trustees

Richard S. Davis
Chairman of the Board,
President and Chief Executive Officer,
State Street Research & Management Company

Bruce R. Bond
Former Chairman of the Board,
Chief Executive Officer and President,
PictureTel Corporation

Steve A. Garban
Former Senior Vice President
for Finance and Operations and Treasurer, The Pennsylvania State University

Dean O. Morton
Former Executive Vice President,
Chief Operating Officer and Director,
Hewlett-Packard Company

Susan M. Phillips
Dean, School of Business and Public Management,
George Washington University; former Member of the Board of Governors of the Federal Reserve System and Chairman and Commissioner of the Commodity Futures
Trading Commission

Toby Rosenblatt
President, Founders Investments Ltd.

Michael S. Scott Morton
Jay W. Forrester Professor of Management,
Sloan School of Management,
Massachusetts Institute of Technology

James M. Storey
Attorney; formerly, Partner, Dechert

Glossary


12b-1 fees - Fees paid from mutual fund assets for personal services and for the maintenance of shareholder accounts and distribution and marketing expenses. The fees are named after the SEC rule that permits them.

Average shares method - The practice of basing a fund's calculations for a given period on the average number of shares that were outstanding during that period.

Nasdaq - The stock price quotation system operated by the National Association of Securities Dealers. The Nasdaq system operates as a clearing house for transaction data about stocks that are traded "over the counter" around the U.S.

New York Stock Exchange - The largest stock exchange in the United States, and the place where many of the largest company stocks are listed. Unlike the Nasdaq system, the NYSE is a physical exchange, with all trading occurring on the exchange's trading floor on Wall Street.

Principal Amount - With bonds and certain other debt securities, the amount of the underlying principal of the security. When the security matures, the issuer is obligated to repay this amount to the holder of the security. Also called "face value" or "par value."


18  State Street Research Emerging Growth Fund

[LOGO] STATE STREET RESEARCH                                   -----------------
One Financial Center o Boston, MA 02111-2690                        PRSRT STD
                                                                     AUTO
                                                               U.S. POSTAGE PAID
                                                                 HOLLISTON, MA
                                                                 PERMIT NO. 20
                                                               -----------------

Contact Information for
INVESTOR SERVICES
--------------------------------------------------------------------------------

New accounts, mutual fund purchases, exchanges and account information

[INTERNET]  Internet
            www.ssrfunds.com

[COMPUTER]  E-mail
            info@ssrfunds.com

[PHONE]     Phone
            1-87-SSR-FUNDS (1-877-773-8637), toll-free, 7 days a week, 24 hours a day
            Hearing-impaired: 1-800-676-7876
            Chinese- and Spanish-speaking: 1-888-638-3193

[FAX]       Fax
            1-617-737-9722 (request confirmation number first from the Service Center by calling 1-877-773-8637)

[MAILBOX]   Mail
            State Street Research Service Center
            P.O. Box 8408, Boston, MA 02266-8408

For 24-Hour
Automated Access
to Your Account

[PHONE]  1-87-SSR-FUNDS
         ----------------
         (1-877-773-8637)

www.ssrfunds.com

OverView
---------------------------------------
For more information on the products
and services mentioned in OverView,
our shareholder newsletter, visit our
web site at www.ssrfunds.com

State Street Research
FYI
--------------------------------------------------------------------------------
[COMPUTER]

State Street Research introduces electronic delivery of quarterly statements, shareholder reports and fund prospectuses. If you elect this option, we will send these materials to you via e-mail. To learn more, visit us on the web at www.ssrfunds.com and click on "Go to Your Account" or call us at 1-87-SSR-FUNDS (1-877-773-8637).

Did you know that you can give a State Street Research mutual fund as a gift? To learn more, call a service center representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday through Friday, 8am-6pm eastern time.

---------------------------
           [LOGO]
           DALBAR
        MUTUAL FUND
       SERVICE AWARD
            2001
---------------------------
 for Excellence in Service

(1) Distribution is now limited. Please contact State Street Research for more details.

(2)   Formerly Strategic Growth & Income Fund.

(3) An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

--------------------------------------------------------------------------------

This report must be accompanied or preceded by a current State Street Research Emerging Growth Fund prospectus. When used after June 30, 2002, this report must be accompanied by a current Quarterly Performance Update.

To obtain a prospectus for any State Street Research fund call 1-87-SSR-FUNDS (1-877-773-8637). The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing or sending money.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.

State Street Research
Spectrum of Funds
--------------------------------------------------------------------------------

                                   [GRAPHIC]

                                   AGGRESSIVE

                                  EQUITY FUNDS
                                  ------------

                             Global Resources Fund
                              Health Sciences Fund
                              Emerging Growth Fund
                              Mid-Cap Growth Fund
                        Concentrated International Fund
                            Concentrated Growth Fund
                             Large-Cap Growth Fund
                                 Aurora Fund(1)
                               Mid-Cap Value Fund
                              Large-Cap Value Fund
                           International Equity Fund
                             Large-Cap Analyst Fund
                                Investment Trust
                                  Legacy Fund
                            Asset Allocation Fund(2)

                               FIXED INCOME FUNDS
                               ------------------

                                High Income Fund
                             Strategic Income Fund
                                Tax-Exempt Fund
                             Government Income Fund
                              Money Market Fund(3)

                                  CONSERVATIVE

(C)2002 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111-2690

CONTROL NUMBER:(exp0503)SSR-LD                                      EM-3633-0502

[LOGO] STATE STREET RESEARCH

Aurora Fund
--------------------------------------------------------------------------------
                         Semiannual Report to Shareholders
                         March 31, 2002

In This Report   Investment Update

                                    [GRAPHIC]

                         plus
                            A Review of Fund Performance,
                            Key Facts and Financial Statements

--------------------------------------------------------------------------------

Contents

2  6 Month Review
   A look at the fund and its market
   environment over the past 6 months

4  The Fund in Detail
   Portfolio holdings, financials and notes

--------------------------------------------------------------------------------

From the Chairman
Opportunity Knocks

as the U.S. emerges from the first significant economic downturn in a decade. The U.S. stock market has made up some of the ground it lost as a result of the events of September 11, and the U.S. bond markets have been the wise investor's cushion against volatility. Now, all eyes are on American business and its prospects for an upturn in profitability as the year progresses. Better earnings and fewer disappointments have already been reported from many leading companies.

[PHOTO]
Richard S. Davis

While it is not clear where the winners will come from in this new economic cycle, history has taught us to look to the companies and market sectors that are attractively priced and positioned to grow. As always, our fundamental research is focused on finding those opportunities for State Street Research funds.

Sincerely,

/s/ Richard S. Davis

Richard S. Davis
Chairman
March 31, 2002

[GRAPHIC]
6 Month Review

                            How State Street Research
                              Aurora Fund Performed

State Street Research Aurora Fund delivered strong results during a generally volatile period for the stock market.The fund returned 33.50% for the six-month period ending March 31, 2002.(1) That was better than both the Russell 2000(R) Value Index, which returned 27.90%, and the Lipper Small-Cap Value Funds Average, which was 27.73% for the same period.(2, 3)

Reasons for the Fund's Performance

Our emphasis on stocks that are sensitive to changes in the economy, combined with good stock selection, had a positive impact on the fund's return.As investors grew increasingly more confident about economic recovery, our emphasis on auto parts, transportation and producer durable stocks made a positive contribution to performance. For the full six months, the fund's overweighted position in casino and gaming stocks also delivered good returns. Our underweighting in technology hurt performance in the fourth quarter, because it was the strongest-performing sector of the market. However, strong stock selection in technology, as well as in healthcare and utilities, helped deliver positive results from these underperforming areas.

In the second half of the period, we took profits in many strong performers, including auto parts makers BorgWarner and Lear, database manager ProQuest and gamemaker International Game Technology.We used the proceeds to initiate new positions and to add to stocks where our conviction about future prospects was high.

Looking Ahead

We have positioned the portfolio to continue to benefit from a strengthening economy by emphasizing transportation, energy and producer durables stocks and underweighting financial services stocks. |_|

Class A Shares(1)

     33.50% [UP ARROW]

"Our bottom-up,
valuation-driven
approach has led
us to invest heavily
in cyclical stocks
that were hurt dur-
ing the most recent
downturn."

[PHOTO]
John Burbank
Portfolio Manager,
State Street Research
Aurora Fund

Russell 2000
Value Index(2)

    27.90% [UP ARROW]

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.


2  State Street Research Aurora Fund

[GRAPHIC] The Fund at a Glance as of 3/31/02

State Street Research Aurora Fund: A stock fund with a value approach to small-cap investing.

Hits & Misses

[GRAPHIC]

Varian

The company is a leader in ion implantation. Its stock price has risen as a result of increased spending by DRAM suppliers and foundries. We believe the company's technology advantage should also help it gain market share and we continue to own the stock.

[GRAPHIC]

Ciber

An information technology integration consulting firm, its stock price has declined as corporate spending has remained stalled. However, the company has a strong balance sheet, and it has used its cash to make small, strategic acquisitions, which could bolster its potential once spending rebounds. We have added to our position as the price declined.

Total Net Assets: $3.6 billion

--------------------------------------------------------------------------------

Top 10 Holdings

     Issuer/Security          % of fund assets

  1  Varian Semiconductor                 2.4%

  2  International Game Technology        2.3%

  3  Phelps Dodge                         1.9%

  4  Navistar International               1.8%

  5  Harrah's Entertainment               1.6%

  6  Everest Re Group                     1.6%

  7  DaVita                               1.5%

  8  Brooks Automation                    1.5%

  9  American Axle & Manufacturing        1.5%

 10  Lear                                 1.4%

     Total                               17.5%

See page 7 for more detail.

Performance

Fund average annual total return as of 3/31/02 (4, 6, 7, 8) (does not reflect sales charge)

                                                         Life of Fund
Share Class                 1 Year         5 Years         (2/13/95)
--------------------------------------------------------------------------------
Class A                     23.22%          22.73%          26.82%
--------------------------------------------------------------------------------
Class B(1)                  22.38%          21.82%          25.87%
--------------------------------------------------------------------------------
Class B                     22.56%          21.86%          25.90%
--------------------------------------------------------------------------------
Class C                     22.34%          21.81%          25.87%
--------------------------------------------------------------------------------
Class S                     23.58%          23.12%          27.20%
--------------------------------------------------------------------------------

Fund average annual total return as of 3/31/02(4, 5, 6, 7, 8) (at maximum applicable sales charge)

                                                         Life of Fund
Share Class                 1 Year         5 Years         (2/13/95)
--------------------------------------------------------------------------------
Class A                     16.14%          21.29%          25.77%
--------------------------------------------------------------------------------
Class B(1)                  17.38%          21.64%          25.87%
--------------------------------------------------------------------------------
Class B                     17.56%          21.68%          25.90%
--------------------------------------------------------------------------------
Class C                     21.34%          21.81%          25.87%
--------------------------------------------------------------------------------
Class S                     23.58%          23.12%          27.20%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Top 5 Industries
by % of fund assets

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

September 30, 2001                      March 31, 2002

Insurance            7.5%               Production Technology
Casinos/Gambling,                       Equipment            7.9%
Hotel/Motel          6.7%               Auto Parts           7.1%
Auto Parts           6.4%               Casinos/Gambling,
Production                              Hotel/Motel          6.9%
Technology                              Insurance            4.7%
Equipment            5.1%               Non-Ferrous
Oil & Gas                               Metals               4.0%
Producers            3.9%

--------------------------------------------------------------------------------

Ticker Symbols

State Street Research Aurora Fund

Class A: SSRAX Class B(1): SSRPX Class B: SSRBX Class C: SSRDX Class S: SSRCX
--------------------------------------------------------------------------------

(1)   Does not reflect sales charge.

(2) The Russell 2000 Value Index contains those stocks within the complete Russell 2000(R) Index (a small-company index) that show below-average growth. The index is unmanaged and does not take transaction charges into consideration. It is not possible to invest directly in the index.

(3) The Lipper Small-Cap Value Funds Average shows performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared with competing funds.

(4) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. Performance results for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

(5) Performance reflects a maximum 5.75% Class A share front-end sales charge, or 5% Class B or B(1), or 1% Class C share contingent deferred sales charge where applicable.

(6) Returns for Class B(1) reflect Class B performance through December 31, 1998. Class B(1) was introduced January 1, 1999.

(7) Because the fund invests in emerging growth and special situation companies, an investment in the fund may involve greater-than-average risk and above-average price fluctuations. Small-company stocks are more volatile than large-company stocks. Favorable investments in initial public offerings ("IPOs") have helped produce short-term returns in some periods that are not typical and may not continue in the future.

(8) Class S shares, offered without sales charge, are available through certain employee benefit plans and special programs.

[GRAPHIC]
The Fund in Detail

                                                                       [GRAPHIC]

The following pages describe the fund in detail as of the date of this report. They provide a "snapshot" of the fund's holdings at one moment in time (the report date), describe the financial dimensions of its operations for the six months leading up to the report date, and give a summary of operations on a per-share basis for the past five fiscal years. There's also an overview of the fund and its business structure, as well as information on the accounting policies the fund uses in arriving at the figures it presents here.

Together, the words and numbers in this section offer a comprehensive picture of the fund and its recent activities. In fact, the text and notes on pages 5 to 20 are an integral part of the financial statements, which wouldn't be complete without them.

For more information about the fund's strategies, risks and expenses, refer to the fund's prospectus; you'll need to read it before making any investments. The prospectus also has more details on the fund's share classes and its policies for shareholder accounts. To obtain a copy of any State Street Research prospectus, see the back cover of this report.

Keep in mind that in annual reports, the portfolio holdings and financial statements are audited, while in semiannual reports they are unaudited.


4  State Street Research Aurora Fund

About the Fund
--------------------------------------------------------------------------------

Business Structure

State Street Research Aurora Fund is a mutual fund that allows shareholders to pool their assets for investment in a portfolio of securities. This fund is a series of State Street Research Capital Trust, a Massachusetts business trust, and is an open-end management investment company.

Four entities administer the fund's main business functions:

      o The board of trustees oversees the fund with its shareholders' interests in mind and have ultimate responsibility for the fund's activities.

      o The investment manager, State Street Research & Management Company, is responsible for the fund's investment and business activities and receives the management fee as compensation.

      o The distributor, State Street Research Investment Services, Inc., sells shares of the fund, handles investor inquiries and transaction orders and provides other shareholder services.

      o The custodian, State Street Bank and Trust Company, holds fund securities, provides data on their market value, and handles related services.

The investment manager and the distributor are subsidiaries of MetLife, Inc. ("MetLife"). State Street Bank and Trust Company is not affiliated with MetLife (the similarity between its name and the names of the investment manager and distributor is coincidental). A majority of the trustees consists of people who are not affiliated with MetLife or any of its subsidiaries. The distributor pays a portion of its fees to MetLife for services it provides, including maintaining the accounts of some investors who hold shares through their firm's employee benefit plans and other sponsored arrangements.

Goal and Strategy

The fund seeks to provide high total return, consisting principally of capital appreciation, by investing primarily in small company value stocks.

Share Classes

The fund generally offers four share classes, each with its own sales charge and expense structure.The fund also offers an additional class of shares (Class B) but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of other State Street Research funds.

Class A shares are subject to an initial sales charge of up to 5.75% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) shares pay annual service and distribution fees of 1.00% and automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. From October 1, 2001 to January 31, 2002, Class B shares paid annual service and distribution fees of 1.00%. Effective February 1, 2002, Class B shares do not pay annual service and distribution fees. Class B shares automatically convert into Class A shares at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase, and also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of the investment manager, and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees.

            The text and notes are an integral part of the financial statements.

The Fund's Accounting Policies
--------------------------------------------------------------------------------

In keeping with accounting principles generally accepted in the United States, the fund has used the following policies in preparing the portfolio holdings and financial statements in this report:

The fund values all portfolio securities as of the date of this report (or, if that day wasn't a business day, then the most recent business day). The fund uses the following methods for determining the values of various types of securities:

      o Listed securities - The fund uses the price of the last sale on a national securities exchange that was quoted before the close of the New York Stock Exchange.

      o Over-the-counter securities - The fund uses the closing prices quoted on the Nasdaq system. If a security hasn't traded that day, or if it is not quoted on the Nasdaq system, the value is set at halfway between the closing bid and asked quotations.

      o Securities maturing within 60 days - The fund adjusts the value of these securities daily, moving them closer to the amount due on maturity as the maturity date approaches.

      o Other securities - The fund prices these securities at fair value under procedures established and supervised by the trustees.

      o Foreign securities - If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account.

The fund accounts for each purchase and sale of portfolio securities on the trade date. In calculating realized gains or losses, the fund takes as its cost basis the identified cost of securities sold.

The fund records investment income from portfolio securities as follows:

      o     Interest - The fund accrues interest daily as it earns it.

      o     Cash dividends - The fund accrues these on the ex-dividend date.

The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in the amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the collateral has declined in value, the fund could lose money. The fund accounts for income from the lending of its securities by including it in interest income.

The fund distributes its net earnings to its shareholders.The fund calculates these distributions using federal income tax regulations. As a result, they may be different than if the fund used generally accepted accounting principles.The difference is primarily due to differing treatments for wash sales deferrals.The fund distributes its earnings on the following schedule:

      o Dividends from net investment income - The fund ordinarily declares and pays these annually, if any.

      o Net realized capital gains - The fund distributes these annually, if any.

If the fund has no earnings to distribute, it won't make a distribution.

The fund does not intend to pay federal income tax.This is because it has elected to be exempt from taxes under Subchapter M of the Internal Revenue Code, in part because it makes distributions as described above.

The fund pays expenses as follows:

      o Expenses attributed to the fund - The fund pays these directly. Examples of these expenses include the management fee, transfer agent fee, custodian fee, and distribution and service fees.

      o Expenses attributed to the trust of which the fund is a series - These expenses are divided up among all funds in the trust. Each fund pays a proportional share. Examples of these expenses include the legal fees and trustees' fees.

The fund has used certain estimates and assumptions in preparing this report. Although they are necessary in order to follow generally accepted accounting principles, these estimates and assumptions affect several key areas, including the reported amounts of assets and liabilities, and income and expenses. Actual results could differ from those estimates.

The text and notes are an integral part of the financial statements.


6  State Street Research Aurora Fund

Portfolio Holdings
--------------------------------------------------------------------------------
March 31, 2002 (unaudited)

The listings that begin on this page detail the fund's investment holdings as of the report date.We have grouped the holdings by asset class and then by specific industry.

The solid colored circles (1) show the fund's ten largest holdings, with the number in the circle showing where the holding ranks in the top ten.

--------------------------------------------------------------------------------
Notes about specific elements of the financials are called out in boxes such as this.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEY TO SYMBOLS

*     Denotes a security which has not paid a dividend during the last year.

# Denotes an American Depositary Receipt, a form of ownership of foreign securities that is traded in the United States and denominated in U.S. dollars.

+ Denotes a Rule 144A restricted security, meaning that it trades only among certain qualified institutional buyers. As of the report date, the fund had 0.04% of its net assets in Rule 144A securities.

++ Security restricted as to public resale. As of the report date, the fund had 0.17% of its net assets in restricted securities.

@ Security valued under consistently applied procedures established by the Trustees.
--------------------------------------------------------------------------------

     Issuer                                      Shares           Value
     ---------------------------------------------------------------------

     Common Stocks 89.8% of net assets

     Automobiles & Transportation 13.0% of net assets
     ---------------------------------------------------------------------

     Air Transport 3.0%
     AAR Corp.                                1,753,600        $18,886,272
     Airnet Systems Inc.*                       390,000          4,067,700
     EGL Inc.*                                2,236,500         35,448,525
     Frontier Airlines Inc.*                    801,100         14,676,152
     Mesa Air Group, Inc.*                    2,093,200         23,443,840
     Midwest Express Holdings Inc.*             543,300          9,936,957
                                                             -------------
                                                               106,459,446
                                                             -------------

     Automotive Parts 7.1%
(9)  American Axle & Manufacturing
       Holdings Inc.*                         1,800,300         52,208,700
     BorgWarner Automotive Inc.                 770,000         48,448,400
     Dura Automotive Systems Inc.*              245,000          4,696,650
(10) Lear Corp.*                              1,070,000         50,932,000
(4)  Navistar International Corp.*            1,420,000         62,906,000
     Superior Industries International Inc.     300,000         14,634,000
     Tower Automotive Inc.*                   1,560,000         21,824,400
                                                             -------------
                                                               255,650,150
                                                             -------------

     Miscellaneous Transportation 1.1%
     General Maritime Corp.*                  1,090,300         13,083,600
     OMI Corp.*                               1,725,000          6,900,000
     Teekay Shipping Corp                       500,000         19,060,000
                                                             -------------
                                                                39,043,600
                                                             -------------

     Railroad Equipment 1.1%
     ABC-NACO Inc.*                             237,300              2,373
     Wabtec Corp.                             2,710,000         40,622,900
                                                             -------------
                                                                40,625,273
                                                             -------------

     Railroads 0.1%
     Genesee & Wyoming Inc. Cl. A*              145,400          3,441,618
                                                             -------------

     Tires & Rubber 0.6%
     Cooper Tire & Rubber Co.                   700,000         15,155,000
     Titan International Inc.                 1,033,900          5,272,890
                                                             -------------
                                                                20,427,890
                                                             -------------
     Total Automobiles & Transportation                        465,647,977
                                                             -------------

            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
March 31, 2002 (unaudited)

     Issuer                                      Shares           Value
     ---------------------------------------------------------------------

     Consumer Discretionary 16.4% of net assets
     ---------------------------------------------------------------------

     Advertising Agencies 0.5%
     Catalina Marketing Corp.*                  450,000        $16,425,000
     Interep National Radio Sales, Inc. Cl. A*  380,000          1,257,800
                                                             -------------
                                                                17,682,800
                                                             -------------

     Casinos/Gambling, Hotel/Motel 6.9%
     Argosy Gaming Corp.*                     1,100,000         40,359,000
     Extended Stay America Inc.*                 46,500            809,100
(5)  Harrah's Entertainment Inc.*             1,315,000         58,201,900
(2)  International Game Technology Inc.*      1,345,200         83,832,864
     Mandalay Resort Group*                   1,430,000         43,901,000
     MGM Grand Inc.*                            102,688          3,720,386
     Station Casinos Inc.*                      900,000         14,985,000
                                                             -------------
                                                               245,809,250
                                                             -------------

     Commercial Services 2.9%
     Hall, Kinion & Associates Inc.*            681,600          5,650,464
     Heidrick & Struggles International, Inc.*  781,300         16,251,040
     KPMG Consulting Inc. *                     285,000          5,757,000
     ProQuest Co.*                            1,089,700         46,846,203
     Six Flags Inc.*                            460,900          8,231,674
     Steiner Leisure Ltd.*                      250,600          5,402,936
     Viad Corp.                                 350,000          9,800,000
     Watson Wyatt & Co. Holdings Cl. A*         130,000          3,555,500
     World Fuel Services Corp.                  151,900          2,977,240
                                                             -------------
                                                               104,472,057
                                                             -------------

     Communications, Media & Entertainment 0.9%
     Cox Radio, Inc. Cl. A*                     290,000          8,236,000
     Entravision Communications Corp.*          469,900          6,954,520
     Hearst Argyle Television Inc.*              39,667            980,965
     Hispanic Broadcasting Corp.*               100,000          2,912,000
     Westwood One Inc.*                         370,000         14,189,500
                                                             -------------
                                                                33,272,985
                                                             -------------

     Consumer Electronics 0.7%
     EarthLink Inc.*                          2,418,900         24,551,835
                                                             -------------

     Consumer Services 0.4%
     Dollar Thrifty Automotive Group, Inc.*     690,000         14,593,500
                                                             -------------

     Leisure Time 0.7%
     Bally Total Fitness Holding Corp.*         307,800          6,756,210
     Championship Auto Racing Teams, Inc.*      498,462          7,033,299
     Steinway Musical Instruments Inc.*         506,000          9,740,500
                                                             -------------
                                                                23,530,009
                                                             -------------

     Photography 0.0%
     CPI Corp.                                   57,300           $942,585
                                                             -------------

     Printing & Publishing 2.8%
     A.H. Belo Corp. Cl. A                      627,700         14,594,025
     Hollinger International, Inc. Cl. A      1,353,700         17,747,007
     Journal Register Co.*                      927,800         19,669,360
     Reader's Digest Association Inc. Cl. A   2,080,000         46,612,800
                                                             -------------
                                                                98,623,192
                                                             -------------

     Retail 0.5%
     Big Lots Inc.*                             616,300          8,659,015
     Whitehall Jewellers Inc.*                  370,000          6,974,500
     Wilsons The Leather Experts Inc.*          256,900          3,072,524
                                                             -------------
                                                                18,706,039
                                                             -------------

     Textile Apparel Manufacturers 0.1%
     Oshkosh B'Gosh, Inc. Cl. A                 103,400          4,431,724
                                                             -------------
     Total Consumer Discretionary                              586,615,976
                                                             -------------

     Consumer Staples 0.1% of net assets
     ---------------------------------------------------------------------

     Foods 0.1%
     Del Monte Foods Co.*                       264,600          2,574,558
                                                             -------------
     Total Consumer Staples                                      2,574,558
                                                             -------------

     Financial Services 8.3% of net assets
     ---------------------------------------------------------------------

     Banks & Savings & Loan 1.3%
     Astoria Financial Corp.                    208,600          6,059,830
     Dime Bancorp Inc. Wts.*                    367,100             47,723
     New York Community Bancorp Inc.            313,650          8,672,422
     Silicon Valley Bancshares*                 480,400         14,532,100
     Staten Island Bancorp Inc.                 700,000         13,776,000
     Sun Bancorp Inc.*                          176,900          2,361,615
                                                             -------------
                                                                45,449,690
                                                             -------------

     Financial Data Processing Services & Systems 0.1%
     Carreker Corp.*                            339,000          2,956,080
                                                             -------------

     Insurance 4.7%
     ACE Limited                                781,200         32,576,040
(6)  Everest Re Group, Ltd.                     821,200         56,942,008
     Odyssey Reinsurance Holdings Corp.         932,700         14,913,873
     PartnerRe Ltd.                             627,400         34,256,040
     Renaissance Re Holdings Ltd.               285,000         29,355,000
                                                             -------------
                                                               168,042,961
                                                             -------------

The text and notes are an integral part of the financial statements.


8  State Street Research Aurora Fund

     Issuer                                      Shares           Value
     ---------------------------------------------------------------------

     Miscellaneous Financial 1.1%
     Dun & Bradstreet Corp.*                    130,000         $5,201,300
     Fidelity National Financial Inc.           285,010          7,515,714
     LandAmerica Financial Group Inc.           330,000         11,427,900
     Moody's Corp.                              390,000         16,029,000
                                                             -------------
                                                                40,173,914
                                                             -------------

     Real Estate Investment Trusts 0.4%
     Anthracite Capital, Inc. Pfd. (acquired
       5/15/00, cost $6,000,000)*++@            300,000          6,000,000
     Anthracite Capital, Inc.                   357,400          4,110,100
     Beacon Capital Partners Inc.*+             120,000          1,365,000
     Entertainment Properties Trust             100,000          2,260,000
                                                             -------------
                                                                13,735,100
                                                             -------------

     Rental & Leasing Services: Commercial 0.4%
     GATX Corp.                                 524,800         16,688,640
                                                             -------------

     Securities Brokerage & Services 0.3%
     Investment Technology Group*                90,000          4,746,600
     NCO Group Inc.*                            215,000          5,968,400
     Noel Group Liquidating Trust
       (acquired 9/3/99 and 2/16/00,
       cost $75,176)*++@                        102,000             20,400
                                                             -------------
                                                                10,735,400
                                                             -------------
     Total Financial Services                                  297,781,785
                                                             -------------

     Healthcare 3.4% of net assets
     ---------------------------------------------------------------------

     Drugs & Biotechnology 1.1%
     Arthrocare Corp.*                          350,000          6,303,500
     Atrix Laboratories Inc.*                   139,000          3,165,030
     Genencor International Inc.*                30,000            340,500
     Inhale Therapeutic Systems Inc.*           500,000          5,275,000
     Regeneration Technologies, Inc.*           315,500          2,208,816
     SangStat Medical Corp.*                    850,000         22,831,000
                                                             -------------
                                                                40,123,846
                                                             -------------

     Healthcare Facilities 1.7%
(7)  DaVita Inc.*                             2,100,000         53,130,000
     Dynacare Inc.*                             160,000          2,515,200
     Renal Care Group, Inc.*                    130,000          4,264,000
                                                             -------------
                                                                59,909,200
                                                             -------------

     Healthcare Services 0.1%
     Community Health Systems Inc.*             115,000          2,542,650
                                                             -------------

     Hospital Supply 0.5%
     Aradigm Corp.*                           1,732,500         $8,142,750
     Aspect Medical Systems Inc.*               550,000          4,895,000
     dj Orthopedics Inc.*                       363,600          2,908,800
     Invivo Corp.*                              164,900          1,985,396
     Zoll Medical Corp.*                         50,000          1,920,000
                                                             -------------
                                                                19,851,946
                                                             -------------
     Total Healthcare                                          122,427,642
                                                             -------------

     Materials & Processing 14.4% of net assets
     ---------------------------------------------------------------------

     Agriculture 0.7%
     Bunge Ltd.                                 540,100         11,693,165
     Cadiz Inc.*                                540,100          4,860,900
     Corn Products International Inc.           320,000         10,304,000
                                                             -------------
                                                                26,858,065
                                                             -------------

     Building & Construction 2.0%
     Centex Construction Products Inc.           14,500            576,810
     Elcor Corp.                                819,100         18,184,020
     Granite Construction Inc.                  300,000          7,383,000
     Martin Marietta Materials Inc.             900,000         37,998,000
     Nortek Inc.*                               169,200          6,091,200
                                                             -------------
                                                                70,233,030
                                                             -------------

     Chemicals 3.0%
     American Pacific Corp.*                    600,000          5,946,000
     Cabot Microelectronics Corp.*              380,000         25,707,000
     Cambrex Corp.                              255,000         10,735,500
     Methanex Corp.*                          5,750,000         42,607,500
     Omnova Solutions Inc.*                     660,000          5,478,000
     PolyOne Corp.                              618,970          7,551,434
     Stepan Chemical Co.                        360,000          9,666,000
                                                             -------------
                                                               107,691,434
                                                             -------------

     Containers & Packaging 0.5%
     Graphic Packaging International Corp.*     127,000            810,260
     Packaging Corp. of America*                782,900         15,493,591
                                                             -------------
                                                                16,303,851
                                                             -------------

     Diversified Manufacturing 0.4%
     Coorstek Inc.*                             310,600         11,933,252
     Tredegar Industries Inc.                   150,000          2,805,000
                                                             -------------
                                                                14,738,252
                                                             -------------

     Engineering & Contracting Services 0.2%
     Dycom Industries Inc.*                     186,700          2,791,165
     Integrated Electrical Services Co.*        800,000          4,000,000
                                                             -------------
                                                                 6,791,165
                                                             -------------

            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
March 31, 2002 (unaudited)

     Issuer                                      Shares           Value
     ---------------------------------------------------------------------

     Fertilizers 1.4%
     Agrium Inc.                              3,196,800        $33,630,336
     IMC Global Inc.                          1,131,200         16,685,200
                                                             -------------
                                                                50,315,536
                                                             -------------

     Miscellaneous Materials & Processing 1.0%
     Chase Industries Inc.*                     143,600          1,615,500
     NN, Inc.                                    95,000          1,045,000
     NS Group Inc.*                             595,300          5,423,183
     Penn Engineering &
       Manufacturing Corp.                      320,000          6,009,600
     Precision Castparts Corp.                  223,000          7,896,430
     Valmont Industries Inc.                    816,500         14,615,350
                                                             -------------
                                                                36,605,063
                                                             -------------

     Non-Ferrous Metals 4.0%
     Cleveland Cliffs Inc.*                     200,000          4,400,000
     Minerals Technologies Inc.                 550,000         28,858,500
(3)  Phelps Dodge Corp. *                     1,644,000         69,212,400
     Stillwater Mining Co.*                   1,685,000         31,762,250
     Titanium Metals Corp.*                     568,500          3,069,900
     UCAR International Inc.*                   292,800          4,157,760
                                                             -------------
                                                               141,460,810
                                                             -------------

     Steel 1.2%
     Alaska Steel Holding Corp.*                759,200         10,856,560
     Allegheny Technologies Inc.              1,006,600         16,649,164
     United States Steel Corp.                  850,000         15,427,500
                                                             -------------
                                                                42,933,224
                                                             -------------
     Total Materials & Processing                              513,930,430
                                                             -------------

     Other 1.0% of net assets
     ---------------------------------------------------------------------

     Multi-Sector 1.0%
     GenTek Inc.                                350,600            105,180
     Trinity Industries Inc.                  1,455,900         35,392,929
                                                             -------------
                                                                35,498,109
                                                             -------------
     Total Other                                                35,498,109
                                                             -------------

     Other Energy 6.1% of net assets
     ---------------------------------------------------------------------

     Miscellaneous Energy 0.8%
     Peabody Energy Corp.                       957,300         27,713,835
                                                             -------------

     Offshore Drilling 0.0%
     TMBR/Sharp Drilling Inc.*                   70,000          1,067,500
                                                             -------------

     Oil & Gas Producers 3.6%
     Cabot Oil & Gas Corp. Cl. A              1,177,500        $29,154,900
     Canadian 88 Energy Corp.*                1,245,600          1,943,136
     Clayton Williams Energy Inc.*              135,500          1,693,750
     Nuevo Energy Co.*                          500,000          7,450,000
     Ocean Energy Inc.                        2,419,900         47,889,821
     Patina Oil & Gas Corp.                     100,000          3,152,000
     Plains Resources Inc.*                     250,000          6,220,000
     Pure Resources, Inc.*                      201,907          4,559,060
     Stone Energy Corp.*                        190,000          7,362,500
     Tom Brown Inc.*                             89,200          2,435,160
     Vintage Petroleum Inc.                     400,000          5,880,000
     XTO Energy Inc.                            457,500          9,172,875
                                                             -------------
                                                               126,913,202
                                                             -------------

     Oil Well Equipment & Services 1.7%
     Core Laboratories NV*                      401,300          5,923,188
     Global Industries Ltd.*                    561,400          5,237,862
     Hanover Compressor Co.*                    577,200         10,383,828
     Hydril Co.*                                203,600          4,961,732
     NewPark Resources Inc.*                    625,000          4,843,750
     OSCA, Inc. Cl. A*                          192,900          5,374,194
     Patterson UTI Energy Inc.*                 400,000         11,896,000
     Petroleum Geo-Services A/S*#                80,000            520,800
     W-H Energy Services Inc.*                  576,100         12,443,760
                                                             -------------
                                                                61,585,114
                                                             -------------
     Total Other Energy                                        217,279,651
                                                             -------------

     Producer Durables 18.1% of net assets
     ---------------------------------------------------------------------

     Aerospace 1.5%
     Alliant Technology Systems, Inc.*          247,900         25,283,321
     Curtiss- Wright Corp.                      100,000          6,650,000
     Ladish Inc.*                               592,000          6,600,800
     Teledyne Technologies Inc.*                586,100          9,717,538
     United Defense Inc.*                       224,200          6,008,560
                                                             -------------
                                                                54,260,219
                                                             -------------

     Electrical Equipment & Components 2.2%
     MKS Instruments Inc.*                      575,293         19,698,032
     Technitrol Inc.                          1,650,900         39,357,456
     Triumph Group, Inc.*                       480,000         18,816,000
                                                             -------------
                                                                77,871,488
                                                             -------------
     Industrial Products 1.9%
     Asyst Technologies Inc.*                   555,000         10,101,000
     Denison International PLC*#                635,000         12,382,500
     Flowserve Corp.*                           200,000          6,402,000
     Osmonics, Inc.*                            441,100          6,484,170
     Veeco Instruments Inc.*                    898,500         31,447,500
                                                             -------------
                                                                66,817,170
                                                             -------------

The text and notes are an integral part of the financial statements.


10  State Street Research Aurora Fund

     Issuer                                      Shares           Value
     ---------------------------------------------------------------------

     Machinery 2.3%
     AGCO Corp.*                                498,200        $11,368,924
     CTB International Corp.*                   177,100          2,683,065
     Cummings Engine Inc.*                      210,000          9,918,300
     Helix Technology Corp.                     584,000         14,786,880
     JLG Industries Inc.                      1,500,000         22,200,000
     Joy Global Inc.*                           643,300         10,485,790
     Lindsay Manufacturing Co.                  300,000          7,305,000
     Manitowoc Company Inc.                      87,100          3,440,450
                                                             -------------
                                                                82,188,409
                                                             -------------

     Miscellaneous Equipment 0.3%
     Thomas & Betts Corp.*                      450,100          9,524,116
                                                             -------------

     Miscellaneous Producer Durables 0.4%
     B/E Aerospace Inc.*                      1,574,000         15,629,820
                                                             -------------

     Office Furniture & Business Equipment 0.8%
     MICROS Systems, Inc.*                      618,800         15,748,460
     Steelcase Inc. Cl. A                       750,000         12,562,500
                                                             -------------
                                                                28,310,960
                                                             -------------

     Production Technology Equipment 7.9%
     ATMI Inc.*                               1,093,000         34,374,850
     August Technology Corp.*                   176,200          2,570,758
(8)  Brooks Automation Inc.*                  1,155,000         52,483,200
     Cognex Corp.*                              583,300         16,950,698
     Credence Systems Corp.*                  1,060,000         23,277,600
     Electroglas Inc.*                          596,200         10,075,780
     Entegris Inc.*                             600,000          9,690,000
     Esterline Technologies Corp.*              773,100         15,771,240
     GSI Lumonics Inc.*                         150,000          1,515,000
     Kulicke & Soffa Industries, Inc.*          480,000          9,988,800
     Nova Measuring Instruments Ltd.*           185,000            693,750
     Therma-Wave Inc.*                        1,396,700         20,168,348
(1)  Varian Semiconductor
       Equipment Inc.*                        1,935,000         87,075,000
                                                             -------------
                                                               284,635,024
                                                             -------------

     Telecommunications Equipment 0.8%
     American Tower Corp. Cl. A*              1,567,200          8,478,552
     Belden Inc.                                280,000          6,672,400
     Plantronics Inc.*                          730,000         15,271,600
                                                             -------------
                                                                30,422,552
                                                             -------------
     Total Producer Durables                                   649,659,758
                                                             -------------

     Technology 6.8% of net assets
     ---------------------------------------------------------------------

     Communications Technology 0.4%
     Anaren Microwave Inc.*                      50,000           $726,500
     Anixter International, Inc.*               100,000          2,963,000
     Comarco Inc.*                               65,000            676,650
     Commscope Inc.*                            265,600          4,621,440
     inet Technologies, Inc.*                    30,000            283,200
     NMS Communications Corp.*                  631,600          2,690,616
     Spectrian Corp.*                           100,000          1,432,000
     UTStarcom, Inc.*                            65,000          1,704,950
                                                             -------------
                                                                15,098,356
                                                             -------------

     Computer Software 1.1%
     Arbitron Inc.*                             461,700         15,605,460
     Ciber Inc.*                                574,000          5,252,100
     DRS Technologies Inc.*                      53,500          2,219,715
     Electronics for Imaging, Inc.*             580,900         10,630,470
     iManage Inc.*                              406,900          2,718,092
     Numerical Technologies Inc.*               160,000          2,161,600
     SeeBeyond Technology Corp.*                 60,000            459,000
                                                             -------------
                                                                39,046,437
                                                             -------------

     Computer Technology 0.8%
     Hutchinson Technology Inc.*                370,000          7,980,900
     Imation Corp.*                              80,000          2,122,400
     Sandisk Corp.*                             400,000          8,680,000
     SBS Technologies Inc.*                     252,500          3,226,950
     Simpletech Inc.*                           616,700          5,235,783
                                                             -------------
                                                                27,246,033
                                                             -------------

     Electronics 2.8%
     AVX Corp.                                  200,000          4,188,000
     BEI Technologies Inc.                      834,800         15,735,980
     Benchmark Electronics Inc.*                450,000         12,600,000
     Coherent Inc.*                             547,500         18,560,250
     DDI Corp.*                                 100,000            853,000
     II-VI, Inc.*                               132,500          2,007,375
     Kemet Corp.*                             1,438,300         27,859,871
     Lecroy Corp.*                              132,500          2,337,300
     Littlefuse Inc.*                           220,000          5,449,400
     Park Electrochemical Corp.                 400,000         11,600,000
                                                             -------------
                                                               101,191,176
                                                             -------------

            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
March 31, 2002 (unaudited)

     Issuer                                      Shares           Value
     ---------------------------------------------------------------------

     Electronics: Semiconductors/Components 1.7%
     Actel Corp.*                             1,110,000        $22,988,100
     ASM International NV*                       45,000          1,174,950
     Channell Commercial Corp.*                 180,000            997,200
     Chippac, Inc. Cl. A*                       911,400          8,949,948
     Excel Technology Inc.*                      80,000          1,756,800
     GlobeSpan Virata Inc.*                     866,100         12,922,212
     Metron Technology NV*                       90,000            977,310
     OpticNet Inc. (acquired 10/30/00,
       cost $16,680)*++@                        208,500             16,680
     Pixelworks, Inc.*                           35,000            450,800
     Triquint Semiconductors Inc.*              865,100         10,389,851
                                                             -------------
                                                                60,623,851
                                                             -------------
     Total Technology                                          243,205,853
                                                             -------------

     Utilities 1.5% of net assets
     ---------------------------------------------------------------------

     Electrical 0.8%
     Allegheny Energy Inc.                       40,000          1,654,000
     Sierra Pacific Co.                         727,300         10,974,957
     Western Resources Inc.                     950,000         16,292,500
                                                             -------------
                                                                28,921,457
                                                             -------------

     Gas Distribution 0.7%
     Sempra Energy Co.                           20,800            523,120
     Western Gas Resources Inc.                 664,900         24,747,578
                                                             -------------
                                                                25,270,698
                                                             -------------

     Telecommunications 0.0%
     PTEK Holdings, Inc.*                       374,500          1,535,450
                                                             -------------
     Total Utilities                                            55,727,605
                                                             -------------

     Non-U.S. Equities 0.7% of net assets
     ---------------------------------------------------------------------

     Canadian Natural Resources Ltd.            122,011          4,019,042
     Intier Automotive Inc.                     728,900         13,652,297
     Jean Coutu Group Inc. Cl. A                300,000          6,364,814
                                                             -------------
     Total Non-U.S. Equities                                    24,036,153
                                                             -------------

     Total Common Stocks                                     3,214,385,497(a)
                                                             -------------

                                              Principal
     Issuer                                      Amount            Value
     ---------------------------------------------------------------------

     Commercial Paper 9.7% of net assets

     American Express Credit Corp.,
       1.80%, 4/04/2002                     $25,762,000        $25,758,136
     Caterpillar Financial Services NV,
       1.60%, 4/18/2002                       9,400,000          9,392,898
     Caterpillar Financial Services NV,
       1.78%, 4/29/2002                      10,200,000         10,185,878
     Citicorp,
       1.81%, 4/12/2002                      17,463,000         17,453,342
     General Electric Capital Corp.,
       1.82%, 4/18/2002                       7,163,000          7,156,844
     Goldman Sachs Group LP,
       1.77%, 4/05/2002                      11,505,000         11,502,738
     Goldman Sachs Group LP,
       1.77%, 4/22/2002                      23,686,000         23,661,544
     JP Morgan Chase & Co.,
       1.79%, 4/01/2002                      10,000,000         10,000,000
     Morgan Stanley Dean Witter & Co.,
       1.78%, 4/01/2002                      20,792,000         20,792,000
     Morgan Stanley Dean Witter & Co.,
       1.80%, 4/01/2002                      15,000,000         15,000,000
     Morgan Stanley Dean Witter & Co.,
       1.81%, 4/02/2002                      20,403,000         20,401,974
     Morgan Stanley Dean Witter & Co.,
       1.81%, 4/11/2002                      33,575,000         33,558,119
     Morgan Stanley Dean Witter & Co.,
       1.79%, 4/16/2002                      25,000,000         24,981,354
     Morgan Stanley Dean Witter & Co.,
       1.82%, 4/17/2002                      30,000,000         29,975,734
     Pitney Bowes Inc.,
       1.76%, 4/03/2002                      30,102,000         30,099,057
     Pitney Bowes Inc.,
       1.75%, 4/08/2002                      18,025,000         18,018,866
     Verizon Network Funding Inc.,
       1.78%, 4/19/2002                      21,058,000         21,039,258
     Wells Fargo Financial Inc.,
       1.80%, 4/25/2002                      20,162,000         20,137,806
                                                             -------------
     Total Commercial Paper                                    349,115,548(b)
                                                             -------------

--------------------------------------------------------------------------------
(a) The fund paid a total of $2,429,203,534 for these securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(b) The fund paid a total of $349,115,548 for these securities.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.


12  State Street Research Aurora Fund

                                              Principal
     Issuer                                      Amount            Value
     ---------------------------------------------------------------------

     Repurchase Agreements 0.1%
     of net assets

     State Street Bank and Trust Co.,
       dated 3/28/02, repurchase proceeds
       $2,953,213, collateralized by
       $2,960,000 U.S. Treasury Note,
       4.25%, due 5/31/03, market value
       $3,045,642                            $2,953,000         $2,953,000
                                                            --------------

     Total Repurchase Agreements                                 2,953,000(a)
                                                            --------------

                                                % of
                                             Net Assets
     ---------------------------------------------------------------------

     Summary of Portfolio Assets

     Investments                                  99.6%     $3,566,454,045(b)
     Cash and Other Assets,
       Less Liabilities                            0.4%         12,840,740
                                                 -----      --------------
     Net Assets                                  100.0%     $3,579,294,785
                                                 =====      ==============

--------------------------------------------------------------------------------
(a) The fund paid a total of $2,953,000 for these securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(b) The fund paid a total of $2,781,272,082 for these securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Federal Income Tax Information

At March 31, 2002, the net unrealized
appreciation of investments based on cost for federal income tax purposes of $2,790,988,622 was as follows:

Aggregate gross unrealized appreciation
for all investments in which there is an
excess of value over tax cost                                     $832,536,987

Aggregate gross unrealized depreciation
for all investments in which there is an
excess of tax cost over value                                      (57,071,564)
                                                                  ------------
                                                                  $775,465,423
                                                                  ============
--------------------------------------------------------------------------------

At September 30, 2001, the fund had a capital loss carryforward of $1,802,873 available, to the extent provided in regulations, to offset future capital gains, if any, which expires on September 30, 2009.

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the fund is required to measure and distribute annually, if necessary, net capital gains realized during a 12-month period ending October 31. In this connection, the fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. From November 1, 2000 through September 30, 2001, the fund incurred net capital losses of approximately $564,000 and intends to defer and treat such losses as arising in the fiscal year ended September 30, 2002.

            The text and notes are an integral part of the financial statements.

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
March 31, 2002 (unaudited)

This is the fund's balance sheet as of the report date. It shows the fund's total assets, its liabilities and, by subtraction, its net assets. It also shows the share price for each share class as of the report date.

Assets

Investments, at value *                                      $3,566,454,045(1)
Collateral for securities on loan                               270,568,014
Cash                                                                467,269
Receivable for fund shares sold                                  27,526,054
Receivable for securities sold                                    8,731,477
Dividends and interest receivable                                 1,089,005
Other assets                                                         15,533
                                                             --------------
                                                              3,874,851,397

Liabilities

Payable for collateral received on securities loaned            270,568,014
Payable for securities purchased                                 13,411,157
Payable for fund shares redeemed                                  7,021,564
Accrued management fee                                            2,316,698
Accrued distribution and service fees                             1,262,773
Accrued transfer agent and shareholder services                     379,561
Accrued administration fee                                           31,944
Accrued trustees' fees                                               11,601
Other accrued expenses                                              553,300
                                                             --------------
                                                                295,556,612
                                                             --------------

Net Assets                                                   $3,579,294,785
                                                             ==============
Net Assets consist of:
  Unrealized appreciation of investments                       $785,181,963
  Accumulated net realized gain                                  54,060,075
  Paid-in capital                                             2,740,052,747
                                                             --------------
                                                             $3,579,294,785(2)
                                                             ==============

*Includes securities on loan valued at $265,087,264

--------------------------------------------------------------------------------
(1) The fund paid a total of $2,781,272,082 for these securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(2)                Net Asset Value (NAV) of Each Share Class

    Except where noted, the NAV is the offering and the redemption price for each class.

    Class       Net Assets       /    Number of Shares     =    NAV

      A         $2,081,758,486          58,826,915              $35.39*
      B(1)        $475,106,911          14,196,583              $33.47**
      B           $298,248,637           8,898,558              $33.52**
      C           $588,980,686          17,600,404              $33.46**
      S           $135,200,065           3,738,922              $36.16

  *  Maximum offering price per share = $37.55 ($35.39 / 0.9425)

  ** Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.


14  State Street Research Aurora Fund

Statement of Operations
--------------------------------------------------------------------------------
For the six months ended March 31, 2002 (unaudited)

This shows what the fund earned and lost over the report period, and what its expenses were.

Investment Income

Dividends, net of foreign taxes                                $7,731,232(1)
Interest                                                        2,949,349(2)
                                                             ------------
                                                               10,680,581

Expenses

Management fee                                                 12,130,643(3)
Transfer agent and shareholder services                         3,169,132(4)
Reports to shareholders                                           204,633
Custodian fee                                                     198,902
Distribution and service fees - Class A                         2,464,957(5)
Distribution and service fees - Class B(1)                      1,877,486(5)
Distribution and service fees - Class B                           890,878(5)
Distribution and service fees - Class C                         2,338,258(5)
Registration fees                                                 120,012
Trustees' fees                                                     44,890(6)
Administration fee                                                 41,653(7)
Audit fee                                                          19,393
Legal fees                                                         16,862
Miscellaneous                                                      63,838
                                                             ------------
                                                               23,581,537
Fees paid indirectly                                              (96,337)(8)
                                                             ------------
                                                               23,485,200
                                                             ------------
Net investment loss                                           (12,804,619)
                                                             ------------

Realized and Unrealized Gain
on Investments

Net realized gain on investments                               67,585,776(9)
Change in unrealized appreciation
  of investments                                              762,063,022
                                                             ------------
Net gain on investments                                       829,648,798
                                                             ------------
Net increase in net assets resulting
  from operations                                            $816,844,179
                                                             ============

--------------------------------------------------------------------------------
(1) The fund paid foreign taxes of $39,306.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(2) Includes $322,105 in income from the lending of portfolio securities. As of the report date, the fund had a total of $265,087,264 of securities out on loan and was holding a total of $270,568,014 in collateral (consisting entirely of cash collateral invested in State Street Navigator Securities Lending Prime Portfolio).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(3) The management fee is 0.85% of average net assets, annually.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(4) Includes a total of $2,195,343 paid to the distributor for the services it provided and to MetLife for similar services it provided, including maintaining the accounts of some investors who hold shares through the firm's employee benefit plans and other sponsored arrangements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(5) Payments made to the distributor under the fund's 12b-1 plans. The fees cover personal services and the maintenance of shareholder accounts.The fees also cover distribution and marketing expenditures for the sale of fund shares. For Class A, Class B, and Class C shares, the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of March 31, 2001, there were $4,112,557 and $5,365,468 for Class A and Class C, respectively, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) shares, the payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(6) Paid only to trustees who aren't currently affiliated with the adviser (the fund doesn't pay trustees' fees to affiliated trustees).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(7) Payments made to the investment manager for certain administrative costs incurred in providing other assistance and services to the fund. The fee is based on a fixed amount that has been allocated equally among State Street Research funds.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(8) Represents transfer agents credits earned from uninvested cash balances.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(9) To earn this, the fund sold $280,799,242 worth of securities. During this same period, the fund also bought $596,441,768 worth of securities. These figures don't include short-term obligations or U.S. government securities.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

This shows how the fund's size changed over the report period, including changes that resulted from investment performance as well as those that resulted from shareholders buying and selling fund shares.

                                                               Six months ended
                                               Year ended       March 31, 2002
                                           September 30, 2001    (unaudited)
--------------------------------------------------------------------------------

Increase (Decrease) in Net Assets

Operations:
Net investment loss                           ($3,807,656)      ($12,804,619)
Net realized gain (loss)
  on investments                               (6,000,265)        67,585,776
Change in unrealized
  appreciation (depreciation)
  of investments                             (156,136,571)       762,063,022
                                           ---------------------------------
Net increase (decrease) resulting
  from operations                            (165,944,492)       816,844,179
                                           ---------------------------------

Dividend from net investment income:
  Class S                                         (30,636)                --
                                           ---------------------------------
                                                  (30,636)                --
                                           ---------------------------------

Distribution from capital gains:
  Class A                                     (54,123,228)                --
  Class B(1)                                  (11,408,534)                --
  Class B                                     (21,981,715)                --
  Class C                                     (16,916,191)                --
  Class S                                      (2,610,747)                --
                                           ---------------------------------
                                             (107,040,415)                --
                                           ---------------------------------
Net increase from fund
  share transactions                        1,463,397,490        439,227,907(1)
                                           ---------------------------------
Total increase in net assets                1,190,381,947      1,256,072,086
                                           ---------------------------------

Net Assets

Beginning of period                         1,132,840,752      2,323,222,699
                                           ---------------------------------
End of period                              $2,323,222,699     $3,579,294,785
                                           =================================

The text and notes are an integral part of the financial statements.


16  State Street Research Aurora Fund

--------------------------------------------------------------------------------
(1) These transactions break down by share class as follows:

                                                                                                       Six months ended
                                                                       Year ended                       March 31, 2002
                                                                   September 30, 2001                    (unaudited)
                                                             -----------------------------------------------------------------
Class A                                                          Shares          Amount              Shares         Amount
==============================================================================================================================
 Shares sold                                                  53,457,934   $1,601,980,353         20,571,826     $648,980,437 *

 Issued upon reinvestment of distribution from capital gains   1,854,484       47,843,465                 --               --

 Shares redeemed                                             (23,910,598)    (711,860,196)       (12,080,318)    (374,268,660)
                                                             ----------------------------------------------------------------
 Net increase                                                 31,401,820     $937,963,622          8,491,508     $274,711,777
                                                             ================================================================

Class B(1)                                                       Shares          Amount              Shares         Amount
==============================================================================================================================
 Shares sold                                                   8,854,337     $253,757,030          3,354,416     $100,607,314 **

 Issued upon reinvestment of distribution from capital gains     408,495       10,058,292                 --               --

 Shares redeemed                                              (1,333,365)     (37,531,176)        (1,043,809)     (31,053,039)
                                                             ----------------------------------------------------------------
 Net increase                                                  7,929,467     $226,284,146          2,310,607      $69,554,275
                                                             ================================================================

Class B                                                          Shares          Amount              Shares         Amount
==============================================================================================================================
 Shares sold                                                     810,403      $22,986,463            272,535       $8,109,436

 Issued upon reinvestment of distribution from capital gains     789,476       19,436,852                 --               --

 Shares redeemed                                              (1,885,696)     (53,719,835)          (681,383)     (20,163,312) ***
                                                             ----------------------------------------------------------------
 Net decrease                                                   (285,817)    ($11,296,520)          (408,848)    ($12,053,876)
                                                             ================================================================

Class C                                                          Shares          Amount              Shares         Amount
==============================================================================================================================
 Shares sold                                                  10,051,564     $287,686,271          3,814,388     $115,316,818 **

 Issued upon reinvestment of distribution from capital gains     630,595       15,525,246                 --               --

 Shares redeemed                                              (2,089,373)     (58,752,551)        (1,268,301)     (37,746,386) ****
                                                             ----------------------------------------------------------------
 Net increase                                                  8,592,786     $244,458,966          2,546,087      $77,570,432
                                                             ================================================================

Class S                                                          Shares          Amount              Shares         Amount
==============================================================================================================================
 Shares sold                                                   2,643,304      $81,685,933          1,340,544      $43,462,941

 Issued upon reinvestment of:
   Distribution from capital gains                                93,467        2,445,447                 --               --
   Dividend from net investment income                             1,090           28,639                 --               --

 Shares redeemed                                                (586,759)     (18,172,743)          (436,973)     (14,017,642)
                                                             ----------------------------------------------------------------
 Net increase                                                  2,151,102      $65,987,276            903,571      $29,445,299
                                                             ================================================================

     The trustees have the authority to issue an unlimited number of shares of beneficial interest, with a $0.001 par value per share.

* Sales charges collected by the distributor and MetLife were $464,151 and $204,670.

** Like all broker/dealers, MetLife received commissions that were calculated as a percentage of these sales but the commissions of $377,034 and $2,629 for Class B(1) and Class C, were paid by the distributor, not the fund.

*** Includes $76,398 in deferred sales charges collected by the distributor for Class B.

**** Includes $49,650 in deferred sales charges collected by the distributor.

            The text and notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------
These provide a summary of each share class's financial performance for the past five fiscal years.

                                                                                             Class A
                                                             =======================================================================
                                                                             Years ended September 30              Six months ended
                                                             ----------------------------------------------------   March 31, 2002
Per-Share Data                                               1997 (a)   1998 (a)   1999 (a)   2000 (a)   2001 (a)   (unaudited) (a)
====================================================================================================================================
 Net asset value, beginning of period ($)                      15.14      20.71      15.47      19.02      29.17        26.51
                                                              ------     ------     ------     ------     ------       ------
  Net investment income (loss) ($)*                             0.03       0.02       0.05       0.10       0.02        (0.10)

  Net realized and unrealized gain (loss) on investments ($)    9.02      (5.03)      3.50      10.05      (0.37)        8.98
                                                              ------     ------     ------     ------     ------       ------
 Total from investment operations ($)                           9.05      (5.01)      3.55      10.15      (0.35)        8.88
                                                              ------     ------     ------     ------     ------       ------
  Distributions from capital gains ($)                         (3.48)     (0.23)        --         --      (2.31)          --
                                                              ------     ------     ------     ------     ------       ------
 Total distributions ($)                                       (3.48)     (0.23)        --         --      (2.31)          --
                                                              ------     ------     ------     ------     ------       ------
 Net asset value, end of period ($)                            20.71      15.47      19.02      29.17      26.51        35.39
                                                              ======     ======     ======     ======     ======       ======
 Total return (%) (b)                                          72.70     (24.42)     22.88      53.45      (0.98)       33.50 (d)

Ratios/Supplemental Data
====================================================================================================================================
 Net assets at end of period ($ thousands)                   157,853    115,973    146,295    552,365  1,334,548    2,081,758

 Expense ratio (%)*                                             1.34       1.39       1.46       1.40       1.44         1.42 (e)

 Expense ratio after expense reductions (%)*                    1.34       1.39       1.45       1.40       1.43         1.41 (e)

 Ratio of net investment income (loss)
 to average net assets (%)*                                     0.17       0.09       0.30       0.42       0.08        (0.67) (e)

 Portfolio turnover rate (%)                                   25.03      67.80      65.13      76.95      26.40        10.43

 *Reflects voluntary reduction of expenses of
 these amounts (%)                                              0.16         --         --         --         --           --

                                                                                                  Class B(1)
                                                                               =====================================================
                                                                                    Years ended September 30       Six months ended
                                                                               ----------------------------------   March 31, 2002
Per-Share Data                                                                  1999 (a)(c)   2000 (a)   2001 (a)   (unaudited) (a)
====================================================================================================================================
 Net asset value, beginning of period ($)                                          16.17        18.38      27.99        25.16
                                                                                  ------       ------     ------       ------
  Net investment loss ($)                                                          (0.03)       (0.07)     (0.18)       (0.20)

  Net realized and unrealized gain (loss) on investments ($)                        2.24         9.68      (0.34)        8.51
                                                                                  ------       ------     ------       ------
 Total from investment operations ($)                                               2.21         9.61      (0.52)        8.31
                                                                                  ------       ------     ------       ------
  Distribution from capital gains ($)                                                 --           --      (2.31)          --
                                                                                  ------       ------     ------       ------
 Total distribution ($)                                                               --           --      (2.31)          --
                                                                                  ------       ------     ------       ------
 Net asset value, end of period ($)                                                18.38        27.99      25.16        33.47
                                                                                  ======       ======     ======       ======
 Total return (%) (b)                                                              13.61 (d)    52.37      (1.67)       33.03 (d)

Ratios/Supplemental Data
====================================================================================================================================
 Net assets at end of period ($ thousands)                                        20,419      110,743    299,062      475,107

 Expense ratio (%)                                                                  2.10 (e)     2.13       2.14         2.12 (e)

 Expense ratio after expense reductions (%)                                         2.09 (e)     2.13       2.13         2.11 (e)

 Ratio of net investment loss to average net assets (%)                            (0.24) (e)   (0.29)     (0.63)       (1.37) (e)

 Portfolio turnover rate (%)                                                       65.13        76.95      26.40        10.43

The text and notes are an integral part of the financial statements.


18  State Street Research Aurora Fund

                                                                                             Class B
                                                             =======================================================================
                                                                           Years ended September 30                Six months ended
                                                             ----------------------------------------------------   March 31, 2002
Per-Share Data                                               1997 (a)   1998 (a)   1999 (a)   2000 (a)   2001 (a)   (unaudited) (a)
====================================================================================================================================
 Net asset value, beginning of period ($)                      15.02      20.33      15.07      18.38      27.99        25.16
                                                              ------     ------     ------     ------     ------       ------
  Net investment loss ($)*                                     (0.09)     (0.13)     (0.08)     (0.07)     (0.15)       (0.15)

  Net realized and unrealized gain (loss) on investments ($)    8.88      (4.90)      3.39       9.68      (0.37)        8.51
                                                              ------     ------     ------     ------     ------       ------
 Total from investment operations ($)                           8.79      (5.03)      3.31       9.61      (0.52)        8.36
                                                              ------     ------     ------     ------     ------       ------
  Distributions from capital gains ($)                         (3.48)     (0.23)        --         --      (2.31)          --
                                                              ------     ------     ------     ------     ------       ------
 Total distributions ($)                                       (3.48)     (0.23)        --         --      (2.31)          --
                                                              ------     ------     ------     ------     ------       ------
 Net asset value, end of period ($)                            20.33      15.07      18.38      27.99      25.16        33.52
                                                              ======     ======     ======     ======     ======       ======
 Total return (%) (b)                                          71.34     (24.98)     21.90      52.37      (1.67)       33.23 (d)

Ratios/Supplemental Data
====================================================================================================================================
 Net assets at end of period ($ thousands)                   235,938    210,408    198,783    268,557    234,168      298,249

 Expense ratio (%)*                                             2.08       2.15       2.21       2.13       2.14         1.79 (e)

 Expense ratio after expense reductions (%)*                    2.08       2.15       2.20       2.13       2.13         1.78 (e)

 Ratio of net investment loss to average net assets (%)*       (0.55)     (0.68)     (0.46)     (0.31)     (0.54)       (1.04) (e)

 Portfolio turnover rate (%)                                   25.03      67.80      65.13      76.95      26.40        10.43

 *Reflects voluntary reduction of expenses of
 these amounts (%)                                              0.16         --         --         --         --           --

                                                                                             Class C
                                                             =======================================================================
                                                                           Years ended September 30                Six months ended
                                                             ----------------------------------------------------   March 31, 2002
Per-Share Data                                               1997 (a)   1998 (a)  1999 (a)    2000 (a)   2001 (a)   (unaudited) (a)
====================================================================================================================================
 Net asset value, beginning of period ($)                      15.02      20.32      15.06      18.38      27.99        25.16
                                                              ------     ------     ------     ------     ------       ------
  Net investment loss ($)*                                     (0.09)     (0.13)     (0.08)     (0.07)     (0.18)       (0.20)

 Net realized and unrealized gain (loss) on investments ($)     8.87      (4.90)      3.40       9.68      (0.34)        8.50
                                                              ------     ------     ------     ------     ------       ------
 Total from investment operations ($)                           8.78      (5.03)      3.32       9.61      (0.52)        8.30
                                                              ------     ------     ------     ------     ------       ------
  Distributions from capital gains ($)                         (3.48)     (0.23)        --         --      (2.31)          --
                                                              ------     ------     ------     ------     ------       ------
 Total distributions ($)                                       (3.48)     (0.23)        --         --      (2.31)          --
                                                              ------     ------     ------     ------     ------       ------
 Net asset value, end of period ($)                            20.32      15.06      18.38      27.99      25.16        33.46
                                                              ======     ======     ======     ======     ======       ======
 Total return (%) (b)                                          71.26     (25.00)     21.98      52.37      (1.67)       32.99 (d)

Ratios/Supplemental Data
====================================================================================================================================
 Net assets at end of period ($ thousands)                    67,121     61,504     67,816    180,877    378,733      588,981

 Expense ratio (%)*                                             2.09       2.15       2.21       2.13       2.14         2.12 (e)

 Expense ratio after expense reductions (%)*                    2.09       2.15       2.20       2.13       2.13         2.11 (e)

 Ratio of net investment loss to average net assets (%)*       (0.58)     (0.68)     (0.45)     (0.30)     (0.62)       (1.37) (e)

 Portfolio turnover rate (%)                                   25.03      67.80      65.13      76.95      26.40        10.43

 *Reflects voluntary reduction of expenses of
 these amounts (%)                                              0.16         --         --         --         --           --

(a)  Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily reduced the fund's expenses.
(c)  January 1, 1999 (commencement of share class) to September 30, 1999.
(d)  Not annualized.
(e)  Annualized.

The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                                             Class S
                                                             =======================================================================
                                                                           Years ended September 30                Six months ended
                                                             ----------------------------------------------------   March 31, 2002
Per-Share Data                                               1997 (a)   1998 (a)   1999 (a)   2000 (a)   2001 (a)   (unaudited) (a)
====================================================================================================================================
 Net asset value, beginning of period ($)                      15.18      20.83      15.60      19.23      29.66        27.06
                                                              ------     ------     ------     ------     ------       ------
  Net investment income (loss) ($)*                            (0.00)      0.10       0.10       0.12       0.13        (0.06)

  Net realized and unrealized gain (loss) on investments ($)    9.13      (5.10)      3.53      10.31      (0.39)        9.16
                                                              ------     ------     ------     ------     ------       ------
 Total from investment operations ($)                           9.13      (5.00)      3.63      10.43      (0.26)        9.10
                                                              ------     ------     ------     ------     ------       ------
  Dividend from net investment income ($)                         --         --         --         --      (0.03)          --

  Distributions from capital gains ($)                         (3.48)     (0.23)        --         --      (2.31)          --
                                                              ------     ------     ------     ------     ------       ------
 Total distributions ($)                                       (3.48)     (0.23)        --         --      (2.34)          --
                                                              ------     ------     ------     ------     ------       ------
 Net asset value, end of period ($)                            20.83      15.60      19.23      29.66      27.06        36.16
                                                              ======     ======     ======     ======     ======       ======
 Total return (%) (b)                                          73.10     (24.23)     23.21      54.32      (0.64)       33.63 (d)

Ratios/Supplemental Data
====================================================================================================================================
 Net assets at end of period ($ thousands)                    14,542        750      1,177     20,298     76,711      135,200

 Expense ratio (%)*                                             1.16       1.04       1.21       1.13       1.14         1.12 (e)

 Expense ratio after expense reductions (%)*                    1.16       1.04       1.20       1.13       1.13         1.11 (e)

 Ratio of net investment income (loss) to average net
 assets (%)*                                                   (0.02)      0.53       0.54       0.63       0.36        (0.37) (e)

 Portfolio turnover rate (%)                                   25.03      67.80      65.13      76.95      26.40        10.43

 *Reflects voluntary reduction of expenses of
 these amounts (%)                                              0.16         --         --         --         --           --

(a)  Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily reduced the fund's expenses.
(c)  January 1, 1999 (commencement of share class) to September 30, 1999.
(d)  Not annualized.
(e)  Annualized.

The text and notes are an integral part of the financial statements.


20  State Street Research Aurora Fund

Board of Trustees

Richard S. Davis
Chairman of the Board,
President and Chief Executive Officer,
State Street Research & Management Company

Bruce R. Bond
Former Chairman of the Board,
Chief Executive Officer and President,
PictureTel Corporation

Steve A. Garban
Former Senior Vice President
for Finance and Operations and Treasurer, The Pennsylvania State University

Dean O. Morton
Former Executive Vice President,
Chief Operating Officer and Director,
Hewlett-Packard Company

Susan M. Phillips
Dean, School of Business and Public Management,
George Washington University; former Member of the Board of Governors of the Federal Reserve System and Chairman and Commissioner of the Commodity Futures
Trading Commission

Toby Rosenblatt
President, Founders Investments Ltd.

Michael S. Scott Morton
Jay W. Forrester Professor of Management,
Sloan School of Management,
Massachusetts Institute of Technology

James M. Storey
Attorney; formerly, Partner, Dechert

Glossary

12b-1 fees - Fees paid from mutual fund assets for personal services and for the maintenance of shareholder accounts and distribution and marketing expenses. The fees are named after the SEC rule that permits them.

Average shares method - The practice of basing a fund's calculations for a given period on the average number of shares that were outstanding during that period.

Nasdaq - The stock price quotation system operated by the National Association of Securities Dealers. The Nasdaq system operates as a clearing house for transaction data about stocks that are traded "over the counter" around the U.S.

New York Stock Exchange - The largest stock exchange in the United States, and the place where many of the largest company stocks are listed. Unlike the Nasdaq system, the NYSE is a physical exchange, with all trading occurring on the exchange's trading floor on Wall Street.

Principal Amount - With bonds and certain other debt securities, the amount of the underlying principal of the security. When the security matures, the issuer is obligated to repay this amount to the holder of the security. Also called "face value" or "par value."

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FYI
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State Street Research introduces electronic delivery of quarterly statements,
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---------------------------
           [LOGO]
           DALBAR
        MUTUAL FUND
       SERVICE AWARD
            2001
---------------------------
 for Excellence in Service

(1) Distribution is now limited. Please contact State Street Research for more details.

(2)   Formerly Strategic Growth & Income Fund.

(3) An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

--------------------------------------------------------------------------------

This report must be accompanied or preceded by a current State Street Research
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accompanied by a current Quarterly Performance Update.

To obtain a prospectus for any State Street Research fund call 1-87-SSR-FUNDS (1-877-773-8637). The prospectus contains more complete information, including
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investing or sending money.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.

State Street Research
Spectrum of Funds
--------------------------------------------------------------------------------

                                   [GRAPHIC]

                                   AGGRESSIVE

                                  EQUITY FUNDS
                                  ------------

                             Global Resources Fund
                              Health Sciences Fund
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                              Mid-Cap Growth Fund
                        Concentrated International Fund
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                                 Aurora Fund(1)
                               Mid-Cap Value Fund
                              Large-Cap Value Fund
                           International Equity Fund
                             Large-Cap Analyst Fund
                                Investment Trust
                                  Legacy Fund
                            Asset Allocation Fund(2)

                               FIXED INCOME FUNDS
                               ------------------

                                High Income Fund
                             Strategic Income Fund
                                Tax-Exempt Fund
                             Government Income Fund
                              Money Market Fund(3)

                                  CONSERVATIVE

(C)2002 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111-2690

CONTROL NUMBER:(exp0503)SSR-LD                                      AR-3635-0502